UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 6172

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	1/31/12

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus Cash Management Funds

ANNUAL REPORT January 31, 2012

Dreyfus Cash Management

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Treasury & Agency Cash Management

Dreyfus Treasury Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus California AMT-Free Municipal Cash Management

Dreyfus New York AMT-Free Municipal Cash Management

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Contents

The Funds
Letter to Shareholders (Taxable)	3
Letter to Shareholders (Tax-Exempt)	5
Understanding Your Fund’s Expenses	7
Comparing Your Fund’s Expenses
With Those of Other Funds	9
Statements of Investments	11
Statements of Assets and Liabilities	53
Statements of Operations	56
Statements of Changes in Net Assets	58
Financial Highlights	63
Notes to Financial Statements	74
Report of Independent Registered
Public Accounting Firm	85
Important Tax Information	86
Board Members Information	87
Officers of the Funds	88
For More Information
Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Dreyfus Cash Management Funds

The Funds

LETTER TO
SHAREHOLDERS

Dear Shareholders:

This annual report for Dreyfus Cash Management Funds (Taxable) covers the 12-month period ended January 31, 2012. Over the reporting period, the five Dreyfus Cash Management Funds (Taxable) listed below produced the following yields and, taking into account the effects of compounding, the following effective yields:1,2

		Effective
	Yield (%)	Yield (%)
Dreyfus Cash Management
Institutional Shares	0.07%	0.07%
Investor Shares	0.00%	0.00%
Administrative Shares	0.01%	0.01%
Participant Shares	0.00%	0.00%
Agency Shares	0.02%	0.02%
Dreyfus Government Cash Management
Institutional Shares	0.00%	0.00%
Investor Shares	0.00%	0.00%
Administrative Shares	0.00%	0.00%
Participant Shares	0.00%	0.00%
Agency Shares	0.00%	0.00%
Dreyfus Government Prime Cash Management
Institutional Shares	0.00%	0.00%
Investor Shares	0.00%	0.00%
Administrative Shares	0.00%	0.00%
Participant Shares	0.00%	0.00%
Agency Shares	0.00%	0.00%
Dreyfus Treasury & Agency Cash Management
Institutional Shares	0.01%	0.01%
Investor Shares	0.01%	0.01%
Administrative Shares	0.01%	0.01%
Participant Shares	0.01%	0.01%
Service Shares	0.01%	0.01%
Select Shares	0.01%	0.01%
Agency Shares	0.01%	0.01%
Premier Shares	0.01%	0.01%
Dreyfus Treasury Prime Cash Management
Institutional Shares	0.00%	0.00%
Investor Shares	0.00%	0.00%
Administrative Shares	0.00%	0.00%
Participant Shares	0.00%	0.00%
Agency Shares	0.00%	0.00%

Please note, as of August 25, 2011, Dreyfus Cash Management Plus, Inc. merged into Dreyfus Cash Management.

Global Economic Developments Roiled Financial Markets

Although a U.S. economic recovery seemed to gain momentum at the start of the reporting period, economic headwinds intensified in February when energy prices surged higher amid unrest in the Middle East, and in March when natural and nuclear disasters in Japan disrupted the global industrial supply chain. These factors helped produce an annualized U.S. GDP growth rate of just 0.4% for the first quarter of the year.

In late April, a European sovereign debt crisis worsened as Greece teetered on the brink of default and financial instability spread to other nations in the region. Meanwhile, a contentious political debate about government spending and borrowing dominated headlines in the United States. Industrial production picked up in May, but the unemployment rate climbed to 9.1%, and the U.S. housing market posted declines in existing home sales and housing starts.

The Federal Reserve Board (the “Fed”) ended its second quantitative easing program in June with relatively little impact on the financial markets. Meanwhile, energy prices moderated, and manufacturing activity increased. These positive developments were largely offset by declining consumer confidence, weak housing markets and sluggish job creation.The unemployment rate crept higher to 9.2% in June, and it later was announced that U.S. gross domestic product grew at a sluggish 1.3% annualized rate during the second quarter of 2011.

July saw heightened turmoil in the financial markets when Greece moved closer to insolvency and an unprecedented default on U.S. government debt loomed. Some of these worries came to a head in early

The Funds 3

LETTER TO SHAREHOLDERS (continued)

August, when Standard & Poor’s downgraded its credit rating on long-term U.S. debt securities.The rating on short-term government debt, including securities purchased by many money market funds, was unchanged.

September brought more market turbulence when investors feared that the U.S. economy was headed for recession. However, the data seemed to tell a different story, as the unemployment rate moderated to 9.0%, existing-home sales moved higher and U.S. households reduced their debt-service burdens to a level not seen since 1994. U.S. GDP grew at an annualized 1.8% rate during the third quarter.

Economic sentiment changed dramatically in October, when the U.S. economy continued to show resilience and European officials moved closer to agreement on measures to address the debt crisis.The U.S. industrial and manufacturing sectors continued to improve, and housing starts surged to their highest level in nearly 18 months. These developments sparked strong rebounds among investments that had been severely punished during the summer downturn. November brought more positive economic news, most notably a steep decline in the unemployment rate from 9.0% to 8.6%. In addition, early data from retailers during the holiday season suggested that consumers were spending more freely, while orders and production in the manufacturing sector accelerated. December witnessed more economic improvement, including an unemployment rate that inched lower to 8.5%, the measure’s lowest reading in nearly three years, and consumer confidence climbed to an eight-month high. It later was estimated that the U.S. economy grew at a 2.8% annualized rate during the fourth quarter of 2011.

The upward trend in economic data persisted in January 2012. Most notably, the unemployment rate fell to 8.3% amid a net gain of 243,000 jobs. Even the long-depressed housing market showed signs of life, as it was announced that existing home sales posted a 5% gain in December 2011.

Rates Likely to Stay Low

Yields of money market instruments remained near zero percent throughout the reporting period, and yield differences along the market’s maturity spectrum remained relatively narrow, so it made little sense to incur the additional risks that longer-dated securities typically entail. Therefore, as we have for some time, we maintained the weighted average maturity of the funds in a range that was roughly in line with industry averages.

Despite recently encouraging signs of economic improvement, the Fed recently stated its intention to keep short-term interest rates near historical lows at least through late 2014, which represented a significant extension of the Fed’s previous time frame of mid-2013. Consequently, we intend to maintain the funds’ focus on quality and liquidity.

An investment in the funds is not insured or guaranteed by the FDIC or any other government agency.Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
[2]

Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

LETTER TO
SHAREHOLDERS

Dear Shareholder:

We are pleased to present the annual report for Dreyfus Cash Management Funds (Tax Exempt). For the 12-month period ended January 31, 2012, the five tax-exempt money market portfolios that comprise Dreyfus Cash Management Funds (Tax Exempt) produced the following yields and effective yields:1,2

		Effective
	Yield (%)	Yield (%)
Dreyfus Municipal Cash Management Plus
Institutional Shares	0.03%	0.03%
Investor Shares	0.00%	0.00%
Administrative Shares	0.00%	0.00%
Participant Shares	0.00%	0.00%
Agency Shares	0.01%	0.01%
Dreyfus New York Municipal Cash Management
Institutional Shares	0.03%	0.03%
Investor Shares	0.00%	0.00%
Administrative Shares	0.00%	0.00%
Participant Shares	0.00%	0.00%
Agency Shares	0.01%	0.01%
Dreyfus Tax Exempt Cash Management
Institutional Shares	0.03%	0.03%
Investor Shares	0.00%	0.00%
Administrative Shares	0.00%	0.00%
Participant Shares	0.00%	0.00%
Dreyfus California AMT-Free Municipal Cash Management
Institutional Shares	0.05%	0.05%
Investor Shares	0.00%	0.00%
Administrative Shares	0.01%	0.01%
Participant Shares	0.00%	0.00%
Agency Shares	0.02%	0.02%
Dreyfus New York AMT-Free Municipal Cash Management
Institutional Shares	0.02%	0.02%
Investor Shares	0.00%	0.00%
Administrative Shares	0.00%	0.00%
Participant Shares	0.00%	0.00%
Classic Shares	0.00%	0.00%

Please note, as of December 8, 2011, Agency shares of Dreyfus Tax Exempt Cash Management are no longer offered by the fund and were terminated as a separately designated class of the fund.

Yields Steady Despite Shifting Economic Sentiment

Although a U.S. economic recovery seemed to gain momentum at the start of the reporting period, economic headwinds intensified in February when energy prices surged higher amid unrest in the Middle East, and in March when natural and nuclear disasters in Japan disrupted the global industrial supply chain. In late April, a European sovereign debt crisis worsened as Greece teetered on the brink of default and financial instability spread to other nations in the region. Meanwhile, a contentious political debate about government spending and borrowing dominated headlines in the United States.

Volatility in the financial markets was especially severe over the summer of 2011, particularly after Standard & Poor’s downgraded its credit rating on long-term U.S. debt securities. Ironically, U.S. government securities rallied strongly during a “flight to quality” in the wake of the downgrade. The final months of the reporting period saw a partial reversal of this trend, as riskier securities that were punished in late summer rebounded and traditional safe havens gave back some of their previous gains when some macroeconomic concerns seemed to ease.

Throughout the reporting period, and as it has since December 2008, the Federal Reserve Board (the “Fed”) maintained an aggressively accommodative policy stance, leaving the overnight federal funds rate in a range between 0% and 0.25%. Consequently, municipal money market yields remained near zero percent.

The supply of newly issued municipal money market instruments remained relatively meager during the reporting period, in part due to a glut of issuance at the end of 2010 in advance of the expiration of federal subsidies. Subsequently, political pressure to reduce government spending and borrowing also dampened

The Funds 5

LETTER TO SHAREHOLDERS (continued)

issuance volumes. Although the European debt crisis reduced the availability of the bank letters of credit that typically support short-term municipal borrowing, a rising volume of variable rate demand notes (VRDNs) has picked up much of the slack, providing municipalities with long-term financing at short-term rates. Meanwhile, demand remained robust from individuals and institutional investors, enabling yields on tax-exempt money market instruments to remain attractive relative to taxable instruments with comparable maturities.

From a credit-quality perspective, state general funds have achieved consecutive quarters of growth in personal income tax and sales tax revenues. In NewYork, newly enacted tax reforms helped cut a projected state budget deficit in half for the next fiscal year. In contrast, California has continued to struggle with financial pressures, including cash shortfalls that may require additional short-term borrowing.

A Credit-Conscious Investment Posture

In this environment, we maintained a careful and well-researched approach to credit selection.We emphasized state general obligation bonds; essential service revenue bonds issued by water, sewer and electric enterprises; and certain local credits with strong financial positions and stable tax bases. We generally shied away from instruments issued by localities that depend heavily on state aid, and we maintained the weighted average maturity of the funds in a range that is roughly in line with industry averages.

Outlook Clouded by Economic Uncertainty

We are cautiously optimistic regarding the prospects for economic growth in 2012.The U.S. economy appears to have gained some momentum, particularly with respect to a recovering labor market. However, the outlook remains cloudy due to the persistence of the European debt crisis and uncertainty regarding the potential impact of recent international banking agreements on municipal financing costs. In addition, the Fed has signaled that it is prepared to maintain short-term interest rates near current levels through late 2014.With money market yields likely to remain near historical lows, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

An investment in the funds is not insured or guaranteed by the FDIC or any other government agency.Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

For the national funds, income may be subject to state and local taxes. For the NewYork and California funds, income may be subject to state and local taxes for out-of-state residents. For each non-AMT-Free fund, some income may be subject to the federal alternative minimum tax (AMT).

[2]

Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from August 1, 2011 to January 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

The Funds 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited) (continued)

†	Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
††	Amount represents less than $.01.
††† Amount represents less than .01%.

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

The Funds 9

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited) (continued)

†	Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
††	Amount represents less than $.01.
††† Amount represents less than .01%.

STATEMENT OF INVESTMENTS

January 31, 2012

	Principal
Dreyfus Cash Management	Amount ($)		Value ($)

Negotiable Bank Certificates of Deposit—35.5%
Bank of Nova Scotia
0.51%, 2/1/12	500,000,000	[a]	500,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.50%, 4/4/12	800,000,000		800,000,000
Barclays Bank (Yankee)
0.60%—0.70%, 2/1/12—6/1/12	1,291,000,000	[a]	1,291,000,000
Credit Suisse (Yankee)
0.40%—0.60%, 4/3/12—4/12/12	1,305,000,000		1,305,000,000
Lloyds TSB Bank (Yankee)
0.21%, 2/29/12	500,000,000		500,000,000
Mitsubishi Trust and Banking Corp. (Yankee)
0.51%, 3/9/12	500,000,000		500,000,000
Mizuho Corporate Bank (Yankee)
0.42%—0.50%, 2/2/12—3/5/12	1,155,000,000		1,155,000,000
Nordea Bank Finland (Yankee)
0.42%—0.46%, 2/10/12—4/9/12	1,300,000,000		1,300,000,000
Rabobank Nederland (Yankee)
0.37%, 5/29/12—5/31/12	200,000,000		199,996,707
Sumitomo Mitsui Banking Corporation (Yankee)
0.45%, 4/19/12	500,000,000	[b]	500,000,000
Sumitomo Trust and Banking Co. (Yankee)
0.44%—0.45%, 2/3/12—2/14/12	610,000,000		610,000,397
Svenska Handelsbanken (Yankee)
0.30%, 4/23/12	244,350,000		244,349,999
UBS (Yankee)
0.52%, 4/27/12	600,000,000		600,000,000
Westpac Banking Corp.
0.56%, 2/27/12	300,000,000	[a]	300,000,000
Total Negotiable Bank Certificates of Deposit
(cost $9,805,347,103)			9,805,347,103

Commercial Paper—16.4%
Bank of Nova Scotia
0.05%, 2/1/12	250,000,000		250,000,000
Barclays U.S. Funding
0.60%, 4/9/12	100,000,000		99,886,667
DnB Bank
0.42%—0.58%, 2/13/12—5/14/12	1,000,000,000	[b]	999,100,278
General Electric Capital Corp.
0.34%, 7/24/12	200,000,000		199,671,333
Mizuho Funding LLC
0.47%, 4/16/12	125,000,000	[b]	124,877,604
Skandinaviska Enskilda Banken
0.63%, 4/5/12	500,000,000	[b]	499,444,444
Sumitomo Mitsui Banking Corporation
0.40%, 4/25/12	700,000,000	[b]	699,346,666
Svenska Handelsbanken Inc.
0.20%, 3/28/12—3/29/12	70,000,000		69,978,167

The Funds 11

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)		Value ($)

Commercial Paper (continued)
UBS Finance Delaware Inc.
0.56%—0.60%, 4/11/12—4/12/12	600,000,000		599,336,042
Westpac Banking Corp.
0.25%, 3/2/12—3/5/12	1,000,000,000	[b]	999,785,375
Total Commercial Paper
(cost $4,541,426,576)			4,541,426,576

Asset-Backed Commercial Paper—2.9%
Govco
0.30%, 4/25/12	150,000,000	[b]	149,895,000
Northern Pines Funding LLC
0.50%, 2/28/12	300,000,000	[b]	299,887,500
Solitaire Funding Ltd.
0.43%, 2/13/12—2/14/12	350,000,000	[b]	349,946,847
Total Asset-Backed Commercial Paper
(cost $799,729,347)			799,729,347

Time Deposits—16.1%
Bank of America N.A. (Grand Cayman)
0.01%, 2/1/12	1,134,000,000		1,134,000,000
Lloyds TSB Bank (London)
0.10%, 2/1/12	400,000,000		400,000,000
Royal Bank of Canada (Toronto)
0.06%, 2/1/12	700,000,000		700,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
0.10%, 2/1/12	800,000,000		800,000,000
Svenska Handelsbanken (Grand Cayman)
0.11%, 2/1/12	600,000,000		600,000,000
Swedbank (Grand Cayman)
0.10%, 2/1/12	800,000,000		800,000,000
Total Time Deposits
(cost $4,434,000,000)			4,434,000,000

U.S. Government Agencies—8.6%
Federal Home Loan Bank
0.005%-0.28%, 2/1/12—3/30/12	1,245,400,000	[a]	1,245,314,613
Federal Home Loan Mortgage Corp.
0.31%-0.32%, 2/1/12	700,000,000	[a,c]	699,790,728
Federal National Mortgage Association
0.01%-0.31%, 2/1/12—3/2/12	425,000,000	[a,c]	424,937,650
Total U.S. Government Agencies
(cost $2,370,042,991)			2,370,042,991

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

U.S. Treasury Bills—.9%
0.02%, 2/23/12
(cost $249,996,944)	250,000,000	249,996,944

U.S. Treasury Notes—.7%
0.05%, 2/29/12
(cost $200,127,460)	200,000,000	200,127,460

Repurchase Agreements—18.9%
ABN AMRO Bank N.V.
0.18%, dated 1/31/12, due 2/1/12 in the amount of $2,000,010,000
(fully collateralized by $145,000,000 U.S. Treasury Bills, due 5/10/12,
value $144,976,800, $257,000,000 U.S. Treasury Bonds, 4.25%-4.38%,
due 5/15/40-11/15/40, value $328,108,174, $916,200,000
U.S. Treasury Inflation Protected Securities, 0.50%-2.50%,
due 7/15/13-2/15/41, value $1,207,698,158 and $334,439,200
U.S. Treasury Notes, 0.25%-3.63%, due 6/30/12-2/15/20,
value $359,216,967)	2,000,000,000	2,000,000,000
Citigroup Global Markets Holdings Inc.
0.19%, dated 1/31/12, due 2/1/12 in the amount of $150,000,792
(fully collateralized by $118,870,100 U.S. Treasury Inflation Protected
Securities, 1.88%-2%, due 1/15/16-7/15/19, value $153,000,036)	150,000,000	150,000,000
Credit Suisse Securities LLC
0.19%, dated 1/31/12, due 2/1/12 in the amount of $900,004,750
(fully collateralized by $866,844,853 Government National Mortgage
Association, 0%-6%, due 12/15/19-1/20/42, value $706,592,669 and $187,574,000 U.S. Treasury Notes, 3.13%, due 5/15/21,
value $211,411,009)	900,000,000	900,000,000
Deutsche Bank Securities Inc.
0.25%, dated 1/31/12, due 2/1/12 in the amount of $200,001,389
(fully collateralized by $204,510,358 Commercial Paper, 0%,
due 2/1/12-9/1/26, value $204,000,000)	200,000,000	200,000,000
HSBC USA Inc.
0.18%, dated 1/31/12, due 2/1/12 in the amount of $400,002,000
(fully collateralized by $140,000,000 International Finance Corp., 0%,
due 2/6/12-3/9/12, value $140,917,711 and $267,305,000
U.S. Treasury Notes, 0.13%, due 9/30/13, value $267,083,154)	400,000,000	400,000,000
JPMorgan Chase & Co.
0.24%, dated 1/31/12, due 2/1/12 in the amount of $750,005,000
(fully collateralized by $808,778,637 Federal Home Loan Mortgage Corp.,
3%-5%, due 1/1/26-1/1/42, value $765,002,968)	750,000,000	750,000,000
Merrill Lynch & Co. Inc.
0.17%-0.19%, dated 1/31/12, due 2/1/12 in the amount of $445,002,213
(fully collateralized by $433,983,600 U.S. Treasury Notes, 0.88%-2.38%,
due 1/31/17-6/30/18, value $453,900,115)	445,000,000	445,000,000

The Funds 13

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Repurchase Agreements (continued)
RBC Capital Markets
0.14%-0.225%, dated 1/31/12, due 2/1/12 in the amount of $381,001,909
(fully collateralized by $475,000 African Development Bank, 6.88%, due 10/15/15,
value $561,304, $40,632,158 Certificates of Deposit, 0%, due 1/31/13,
value $40,632,158, $10,382,742 Commercial Paper, 0%, due 2/10/12-6/5/12,
value $10,367,843, $259,853,240 Corporate Bonds, 0%-5.63%, due 2/20/15-10/15/54,
value $134,930,000, $99,846,000 Federal Home Loan Bank, 0%, due 3/28/12,
value $99,843,005, $109,000 International Bank for Reconstruction and Development,
0%, due 10/15/13-2/15/16, value $105,708 and $103,651,900 U.S. Treasury Notes,
1.25%, due 1/31/19, value $103,489,996)	381,000,000	381,000,000
Total Repurchase Agreements
(cost $5,226,000,000)		5,226,000,000

Total Investments (cost $27,626,670,421)	100.0%	27,626,670,421

Cash and Receivables (Net)	.0%	12,593,953

Net Assets	100.0%	27,639,264,374

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2012, these securities amounted to $4,622,283,714 or 16.7% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the
conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	67.3	Asset—Backed/Banking	2.9
Repurchase Agreements	18.9	Finance	.7
U.S. Government/Agencies	10.2		100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2012

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management	Purchase (%)	Amount ($)		Value ($)

U.S. Government Agencies—41.2%
Federal Farm Credit Bank:
2/6/12	0.44	80,000,000	[a]	79,998,988
3/29/12	0.35	50,000,000	[a]	49,998,421
6/18/12	0.10	30,000,000		30,230,000
Federal Home Loan Bank:
2/1/12	0.27	400,000,000	[a]	399,918,292
2/13/12	0.01	75,000,000		75,002,768
2/17/12	0.01	281,000,000		280,999,376
2/22/12	0.01	130,000,000		129,999,242
2/22/12	0.07	200,000,000		200,006,600
3/14/12	0.02	76,500,000		76,498,215
3/16/12	0.02	355,000,000		354,991,322
3/21/12	0.02	72,000,000		71,998,040
4/13/12	0.04	99,000,000		98,992,080
5/16/12	0.07	813,225,000		813,048,577
5/18/12	0.08	240,740,000		240,684,035
6/8/12	0.09	50,010,000		50,234,224
6/19/12	0.08	23,406,000		23,399,222
6/20/12	0.25	76,445,000		76,915,792
6/22/12	0.06	59,000,000		58,986,037
6/22/12	0.09	30,000,000		29,998,676
6/29/12	0.11	602,960,000		603,304,536
6/29/12	0.11	10,000,000		10,005,714
7/11/12	0.10	77,500,000		77,550,734
8/15/12	0.16	233,690,000		239,231,465
8/22/12	0.18	248,235,000		250,377,430
Federal Home Loan Mortgage Corp.:
7/12/12	0.07	200,000,000	[b]	199,937,000
7/16/12	0.16	146,026,000	[b]	149,343,963
10/19/12	0.18	300,000,000	[b]	299,608,500
Federal National Mortgage Association:
2/1/12	0.28	287,445,000	[a,b]	287,516,412
2/1/12	0.31	601,485,000	[a,b]	601,385,288
3/21/12	0.02	66,667,000	[b]	66,665,185
4/16/12	0.03	250,000,000	[b]	249,984,375
4/27/12	0.04	600,000,000	[b]	599,942,667
6/13/12	0.08	268,913,000	[b]	268,838,489
6/22/12	0.10	67,665,000	[b]	67,964,841
6/25/12	0.06	659,000,000	[b]	658,840,742
7/12/12	0.06	600,000,000	[b]	599,838,000
10/15/12	0.18	300,000,000	[b]	299,614,500
Total U.S. Government Agencies
ost $8,671,849,748)				8,671,849,748

The Funds 15

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—7.6%
2/2/12	0.02	262,000,000	261,999,854
2/9/12	0.03	250,000,000	249,998,333
2/16/12	0.02	850,000,000	849,991,354
3/1/12	0.04	200,000,000	199,994,260
3/22/12	0.04	50,000,000	49,997,222
Total U.S. Treasury Bills
(cost $1,611,981,023)			1,611,981,023

U.S. Treasury Notes—2.0%
2/29/12	0.28	100,000,000	100,045,084
6/15/12	0.22	50,000,000	50,303,189
7/16/12	0.14	100,000,000	100,623,374
8/31/12	0.14	162,000,000	162,221,423
Total U.S. Treasury Notes
(cost $413,193,070)			413,193,070

Repurchase Agreements—49.2%
ABN AMRO Bank N.V.
dated 1/31/12, due 2/1/12 in the amount of $600,003,000 (fully collateralized by $50,000,000 Federal Home Loan Bank, 2%, due 9/14/12,
value $50,943,556, $125,000,000 Federal Home Loan Mortgage Corp.,
0.50%-1.38%, due 2/8/13-2/25/14, value $126,321,625 and $423,396,000
Federal National Mortgage Association, 0%-5.25%, due 3/1/12-10/26/16,
value $434,735,657)	0.18	600,000,000	600,000,000
ABN AMRO Bank N.V.
dated 1/31/12, due 2/1/12 in the amount of $600,003,167 (fully collateralized by $194,422,100 U.S. Treasury Inflation Protected Securities,
0.13%-2.50%, due 4/15/16-1/15/28, value $232,728,704 and $354,019,000
U.S. Treasury Notes, 0.63%-3.50%, due 3/31/12-5/15/20, value $379,271,323)	0.19	600,000,000	600,000,000
Barclays Capital, Inc.
dated 1/31/12, due 2/1/12 in the amount of $122,000,610
(fully collateralized by $124,061,700 U.S. Treasury Notes, 0.38%,
due 6/30/13, value $124,440,010)	0.18	122,000,000	122,000,000
Barclays Capital, Inc.
dated 1/31/12, due 2/1/12 in the amount of $325,001,806
(fully collateralized by $523,352,252 Government National Mortgage
Association, 3%-7%, due 7/15/20-12/20/41, value $331,500,000)	0.20	325,000,000	325,000,000
Credit Agricole CIB
dated 1/31/12, due 2/1/12 in the amount of $2,163,010,815
(fully collateralized by $386,313,300 U.S. Treasury Bonds, 8.13%-9%,
due 11/15/18-5/15/20, value $593,717,516 and $1,564,982,100
U.S. Treasury Notes, 0.50%-4.63%, due 5/15/12-2/15/17,
value $1,612,542,524)	0.18	2,163,000,000	2,163,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Credit Agricole CIB
dated 1/31/12, due 2/1/12 in the amount of $800,004,889
(fully collateralized by $100,000,000 Federal Farm Credit Bank,
4.50%, due 10/17/12, value $104,325,000, $89,740,000
Federal Home Loan Mortgage Corp., 1%-2.13%,
due 3/23/12-8/28/12, value $90,522,679 and
$591,965,293 Federal National Mortgage Association,
0.63%-4.63%, due 6/22/12-10/15/14, value $621,152,322)	0.22	800,000,000	800,000,000
Credit Suisse Securities LLC
dated 1/31/12, due 2/1/12 in the amount of $210,001,050
(fully collateralized by $516,151,000 U.S. Treasury Strips,
due 11/15/39-2/15/40, value $214,201,822)	0.18	210,000,000	210,000,000
Deutsche Bank Securities Inc.
dated 1/31/12, due 2/1/12 in the amount of $275,001,528
(fully collateralized by $200,210,800 U.S. Treasury Bonds, 5%, due 5/15/37, value $280,378,593 and $119,900 U.S. Treasury
Notes, 0.75%, due 6/15/14, value $121,448)	0.20	275,000,000	275,000,000
Deutsche Bank Securities Inc.
dated 1/31/12, due 2/1/12 in the amount of $525,003,208
(fully collateralized by $33,387,000 Federal Farm Credit Bank,
0%-2.98%, due 8/6/12-11/15/21, value $33,703,244,
$92,135,000 Federal Home Loan Bank, 0.22%-1%,
due 9/12/12-8/8/14, value $92,313,780, $144,851,000
Federal Home Loan Mortgage Corp., 0%-5.86%,
due 3/5/12-1/14/27, value $156,087,583 and
$245,881,000 Federal National Mortgage Association,
0.70%-5%, due 12/12/14-12/19/31, value $253,398,970)	0.22	525,000,000	525,000,000
HSBC USA Inc.
dated 1/31/12, due 2/1/12 in the amount of $925,004,368
(fully collateralized by $944,931,000 U.S. Treasury Notes,
0.13%-1.25%, due 9/30/13-1/31/19, value $943,501,983)	0.17	925,000,000	925,000,000
Merrill Lynch & Co. Inc.
dated 1/31/12, due 2/1/12 in the amount of $400,001,889
(fully collateralized by $172,354,900 U.S. Treasury Bonds,
4.38%, due 11/15/39, value $222,102,523 and $175,337,600
U.S. Treasury Notes, 1.75%-3.13%, due 12/31/15-5/15/21,
value $185,897,579)	0.17	400,000,000	400,000,000
Merrill Lynch & Co. Inc.
dated 1/31/12, due 2/1/12 in the amount of $400,002,111
(fully collateralized by $84,298,600 U.S. Treasury Bonds, 4.63%, due 2/15/40, value $113,828,384 and $293,965,900 U.S. Treasury
Notes, 0.25%, due 1/31/14, value $294,171,676)	0.19	400,000,000	400,000,000
RBC Capital Markets
dated 1/31/12, due 2/1/12 in the amount of $950,003,431
(fully collateralized by $926,961,800 U.S. Treasury Notes,
0.25%-3.13%, due 1/15/15-5/15/21, value $969,000,029)	0.13	950,000,000	950,000,000

The Funds 17

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
RBC Capital Markets
dated 1/31/12, due 2/1/12 in the amount of $200,000,778
(fully collateralized by $15,117,000 Federal Farm Credit Bank,
0.54%-5%, due 3/5/12-12/23/41, value $15,425,221, $34,286,000
Federal Home Loan Bank, 0%-3%, due 3/28/12-1/27/27, value
$34,364,395, $810,000 Federal Home Loan Mortgage Corp.,
2.25%-3%, due 1/30/24-1/25/27, value $813,653, $149,531,000
Federal National Mortgage Association, 0.63%-3.97%,
due 3/30/16-11/23/26, value $153,314,715, $42,000
Financing Corp., 0%, due 11/30/13-8/3/15, value $40,910
and $35,000 Tennessee Valley Authority, 3.88%-8.25%,
due 12/15/17-4/15/42, value $41,667)	0.14	200,000,000	200,000,000
RBS Securities, Inc.
dated 1/31/12, due 2/1/12 in the amount of $126,000,630
(fully collateralized by $115,169,100 U.S. Treasury Notes,
2.75%-3%, due 2/28/17-12/31/17, value $128,523,454)	0.18	126,000,000	126,000,000
RBS Securities, Inc.
dated 1/31/12, due 2/1/12 in the amount of $400,002,222
(fully collateralized by $382,854,200 U.S. Treasury Notes,
1.38%-3.13%, due 9/15/12-9/30/18, value $408,003,781)	0.20	400,000,000	400,000,000
Societe Generale
dated 1/31/12, due 2/1/12 in the amount of $850,004,722
(fully collateralized by $91,846,600 U.S. Treasury Bonds, 8%, due 11/15/21, value $145,394,369, $181,300,000 U.S. Treasury
Inflation Protected Securities, 1.88%-3.63%, due 7/15/19-4/15/28,
value $284,695,113 and $425,944,600 U.S. Treasury Notes,
0.25%-2.75%, due 6/30/13-8/31/17, value $436,910,568)	0.20	850,000,000	850,000,000
Societe Generale
dated 1/31/12, due 2/1/12 in the amount of $200,001,167
(fully collateralized by $70,294,000 Federal National Mortgage
Association, 4.75%, due 11/19/12, value $73,530,336 and
$160,029,000 Resolution Funding Corp., 0%, due 1/15/21,
value $130,470,043)	0.21	200,000,000	200,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
UBS Securities LLC
dated 1/31/12, due 2/1/12 in the amount of $300,001,750
(fully collateralized by $25,020,000 Federal Agricultural Mortgage
Corp., 0%-6.71%, due 2/1/12-7/28/14, value $25,023,035, $45,850,000
Federal Home Loan Bank, 0.10%-2.85%, due 1/30/13-1/30/24,
value $46,000,396, $79,796,000 Federal Home Loan Mortgage Corp.,
0%-3.25%, due 9/12/14-12/22/26, value $79,843,622, $73,222,000
Federal National Mortgage Association, 0.50%-1.25%, due 10/9/15-12/28/16,
value $73,320,450, $89,286,000 Resolution Funding Corp., 0%, due 10/15/16-1/15/20, value $81,038,145 and $1,060,000 Student
Loan Marketing Association, 0%, due 10/3/22, value $774,616)	0.21	300,000,000	300,000,000
Total Repurchase Agreements
(cost $10,371,000,000)			10,371,000,000

Total Investments (cost $21,068,023,841)		100.0%	21,068,023,841

Cash and Receivables (Net)		.0%	1,203,200

Net Assets		100.0%	21,069,227,041

a Variable rate security—interest rate subject to periodic change.
b The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the
conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Repurchase Agreements	49.2	Federal Home Loan Mortgage Corp	3.1
Federal Home Loan Bank	19.7	U.S. Treasury Notes	2.0
Federal National Mortgage Association	17.6	Federal Farm Credit Bank	.8
U.S. Treasury Bills	7.6		100.0

† Based on net assets.
See notes to financial statements.

The Funds 19

STATEMENT OF INVESTMENTS

January 31, 2012

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Prime Cash Management	Purchase (%)	Amount ($)		Value ($)

U.S. Government Agencies—54.6%
Federal Farm Credit Bank:
2/6/12	0.44	75,000,000	[a]	74,999,051
2/23/12	0.29	74,500,000	[a]	74,492,887
5/14/12	0.05	77,478,000		77,467,775
5/24/12	0.31	50,000,000	[a]	49,998,430
5/30/12	0.04	50,000,000		49,993,389
7/25/12	0.33	225,000,000	[a]	224,978,178
8/17/12	0.32	82,500,000	[a]	82,536,111
Federal Home Loan Bank:
2/1/12	0.03	4,000,000		4,000,000
2/3/12	0.01	200,000,000		199,999,889
2/10/12	0.03	300,000,000		299,997,750
2/15/12	0.03	25,000,000		24,999,757
2/17/12	0.02	233,532,000		233,529,537
2/22/12	0.03	193,837,000		193,833,498
2/29/12	0.01	85,900,000		85,899,332
3/14/12	0.03	310,000,000		309,988,555
4/25/12	0.08	25,000,000		24,995,333
5/2/12	0.08	100,000,000		99,981,042
5/8/12	0.06	25,848,000		25,843,821
5/9/12	0.08	146,000,000		145,970,192
5/18/12	0.14	50,000,000		50,144,159
7/18/12	0.08	338,000,000		337,881,700
Total U.S. Government Agencies
(cost $2,671,530,386)				2,671,530,386

U.S. Treasury Bills—20.7%
3/15/12	0.00	250,000,000		250,000,000
3/22/12	0.002	259,265,000		259,264,100
3/29/12	0.02	185,000,000		184,994,894
4/5/12	0.01	210,000,000		209,997,689
4/26/12	0.04	111,000,000		110,990,827
Total U.S. Treasury Bills
(cost $1,015,247,510)				1,015,247,510

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Prime Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Notes—24.2%
2/15/12	0.03	275,000,000	275,141,139
3/15/12	0.03	320,000,000	320,508,836
4/2/12	0.05	60,000,000	60,092,055
4/2/12	0.06	474,000,000	477,407,806
6/15/12	0.22	50,000,000	50,303,189
Total U.S. Treasury Notes
(cost $1,183,453,025)			1,183,453,025
Total Investments (cost $4,870,230,921)		99.5%	4,870,230,921
Cash and Receivables (Net)		.5%	24,710,806
Net Assets		100.0%	4,894,941,727

a Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Federal Home Loan Bank	41.6	Federal Farm Credit Bank	13.0
U.S. Treasury Notes	24.2
U.S. Treasury Bills	20.7		99.5

† Based on net assets.

See notes to financial statements.

The Funds 21

STATEMENT OF INVESTMENTS

January 31, 2012

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—12.7%
2/2/12	0.00	70,000,000	70,000,000
2/9/12	0.02	36,000,000	35,999,860
2/16/12	0.02	200,000,000	199,998,542
2/23/12	0.01	450,000,000	449,996,181
3/1/12	0.00	500,000,000	500,000,000
3/22/12	0.003	792,000,000	791,996,757
3/29/12	0.002	388,000,000	387,998,860
4/5/12	0.03	148,000,000	147,992,107
Total U.S. Treasury Bills
(cost $2,583,982,307)			2,583,982,307

U.S. Treasury Notes—28.7%
2/15/12	0.03	175,000,000	175,089,487
2/15/12	0.19	275,000,000	275,488,886
2/29/12	0.01	100,000,000	100,066,448
2/29/12	0.07	464,000,000	465,623,607
3/15/12	0.12	400,000,000	400,589,446
4/2/12	0.05	825,000,000	826,288,314
4/30/12	0.02	84,000,000	84,919,984
4/30/12	0.18	285,000,000	285,570,831
5/15/12	0.23	500,000,000	501,622,701
5/31/12	0.05	30,000,000	30,462,294
5/31/12	0.08	500,000,000	501,095,082
6/15/12	0.10	1,400,000,000	1,409,167,710
7/16/12	0.06	80,000,000	80,526,175
7/31/12	0.06	300,000,000	300,834,809
8/15/12	0.09	150,000,000	151,326,905
10/1/12	0.10	250,000,000	250,438,983
Total U.S. Treasury Notes
(cost $5,839,111,662)			5,839,111,662

Repurchase Agreements—58.4%
ABN AMRO Bank N.V.
dated 1/31/12, due 2/1/12 in the amount of $1,850,009,250
(fully collateralized by $37,000,000 U.S. Treasury Bills,
due 2/23/12-4/5/12, value $36,997,216, $211,136,300
U.S. Treasury Bonds, 3.50%-7.25%, due 5/15/16-2/15/41,
value $280,606,834, $270,300,000 U.S. Treasury Inflation
Protected Securities, 0.63%-2.13%, due 4/15/12-7/15/21,
value $330,567,792 and $1,147,282,000 U.S. Treasury Notes,
0.38%-4.75%, due 4/15/12-11/15/21, value $1,238,828,250)	0.18	1,850,000,000	1,850,000,000
Barclays Capital, Inc.
dated 1/31/12, due 2/1/12 in the amount of $176,000,880
(fully collateralized by $172,771,600 U.S. Treasury Notes,
1.50%, due 7/31/16, value $179,520,059)	0.18	176,000,000	176,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Barclays Capital, Inc.
dated 1/31/12, due 2/1/12 in the amount of $1,000,005,000
(fully collateralized by $772,559,000 U.S. Treasury Bonds,
4.50%, due 8/15/39, value $1,035,957,630)	0.18	1,000,000,000	1,000,000,000
Credit Agricole CIB
dated 1/31/12, due 2/1/12 in the amount of $625,003,125
(fully collateralized by $270,195,100 U.S. Treasury Inflation
Protected Securities, 3.38%, due 4/15/32, value $546,275,593 and $82,603,000 U.S. Treasury Notes, 2.75%, due 12/31/17,
value $91,224,443)	0.18	625,000,000	625,000,000
Credit Suisse Securities LLC
dated 1/31/12, due 2/1/12 in the amount of $900,004,500
(fully collateralized by $1,543,218,875 U.S. Treasury Strips,
due 2/15/12-2/15/41, value $918,001,481)	0.18	900,000,000	900,000,000
Deutsche Bank Securities Inc.
dated 1/31/12, due 2/1/12 in the amount of $50,000,278
(fully collateralized by $50,068,500 U.S. Treasury Notes,
2%, due 11/15/21, value $51,000,063)	0.20	50,000,000	50,000,000
HSBC USA Inc.
dated 1/31/12, due 2/1/12 in the amount of $530,002,503
(fully collateralized by $1,240,884,000 U.S. Treasury Strips,
due 2/15/12-2/15/41, value $540,600,965)	0.17	530,000,000	530,000,000
Merrill Lynch & Co. Inc.
dated 1/31/12, due 2/1/12 in the amount of $70,000,331
(fully collateralized by $63,447,100 U.S. Treasury Notes,
3.25%, due 12/31/16, value $71,400,058)	0.17	70,000,000	70,000,000
RBC Capital Markets
dated 1/31/12, due 2/1/12 in the amount of $1,050,003,792
(fully collateralized by $93,680,019 Government National Mortgage
Association, 1.63%-6%, due 9/20/33-3/15/39, value $36,900,011,
$239,030,400 U.S. Treasury Inflation Protected Securities,
0.13%-2.38%, due 7/15/14-1/15/25, value $314,142,060,
$427,808,400 U.S. Treasury Notes, 0.88%, due 1/31/17,
value $430,815,893 and $384,154,900 U.S. Treasury
Strips, due 8/15/12-8/15/39, value $289,142,036)	0.13	1,050,000,000	1,050,000,000
RBS Securities, Inc.
dated 1/31/12, due 2/1/12 in the amount of $1,750,008,750
(fully collateralized by $205,236,100 U.S. Treasury Bonds,
3.75%-4.50%, due 5/15/38-8/15/41, value $256,316,340
and $1,450,054,021 U.S. Treasury Notes, 0.50%-5.13%,
due 3/31/12-8/15/20, value $1,528,686,973)	0.18	1,750,000,000	1,750,000,000
SG Americas Securities, LLC
dated 1/31/12, due 2/1/12 in the amount of $1,400,007,778 (fully collateralized by $187,323,000 U.S. Treasury Bills, due 2/9/12-1/10/13,
value $187,209,985, $84,878,600 U.S. Treasury Bonds, 3.50%-8.75%,
due 8/15/19-5/15/41, value $118,082,227, $59,000,000 U.S. Treasury
Inflation Protected Securities, 0.13%-2.38%, due 4/15/12-1/15/25,
value $66,047,983, $972,749,100 U.S. Treasury Notes, 0.13%-5.13%,
due 2/15/12-8/15/21, value $1,037,498,686 and $33,187,000
U.S. Treasury Strips, due 5/15/22-11/15/30, value $19,161,176)	0.20	1,400,000,000	1,400,000,000

The Funds 23

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Societe Generale
dated 1/31/12, due 2/1/12 in the amount of $750,004,167
(fully collateralized by $352,576,000 U.S. Treasury Bonds,
4.38%-7.25%, due 8/15/22-5/15/41, value $496,897,765,
$228,000,000 U.S. Treasury Notes, 0.63%, due 1/31/13,
value $229,068,864 and $40,344,200 U.S. Treasury Strips,
due 11/15/16, value $39,033,417)	0.20	750,000,000	750,000,000
TD Securities (USA) LLC
dated 1/31/12, due 2/1/12 in the amount of $1,350,006,375
(fully collateralized by $776,502,200 U.S. Treasury Inflation
Protected Securities, 2.13%-3.88%, due 4/15/29-2/15/41,
value $1,377,000,097)	0.17	1,350,000,000	1,350,000,000
UBS Securities LLC
dated 1/31/12, due 2/1/12 in the amount of $350,001,944
(fully collateralized by $214,035,800 U.S. Treasury Inflation
Protected Securities, 2%-2.13%, due 1/15/14-2/15/41,
value $299,163,506 and $55,677,900 U.S. Treasury Notes,
1.75%, due 3/31/14, value $57,836,596)	0.20	350,000,000	350,000,000
Total Repurchase Agreements
(cost $11,851,000,000)			11,851,000,000

Total Investments (cost $20,274,093,969)		99.8%	20,274,093,969

Cash and Receivables (Net)		.2%	48,780,693

Net Assets		100.0%	20,322,874,662

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Repurchase Agreements	58.4	U.S. Treasury Bills	12.7
U.S. Treasury Notes	28.7		99.8

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2012

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Prime Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—75.8%
2/2/12	0.00	553,375,000	553,374,998
2/9/12	0.00	1,624,900,000	1,624,898,435
2/16/12	0.01	2,332,022,000	2,332,013,656
2/23/12	0.01	2,288,000,000	2,287,984,291
3/1/12	0.02	935,000,000	934,982,046
3/8/12	0.01	1,588,000,000	1,587,986,180
3/15/12	0.01	1,039,000,000	1,038,988,927
3/22/12	0.003	1,207,000,000	1,206,994,597
3/29/12	0.02	1,572,000,000	1,571,959,954
4/5/12	0.01	892,545,000	892,524,323
4/12/12	0.03	1,027,000,000	1,026,956,148
4/19/12	0.03	1,880,000,000	1,879,876,717
4/26/12	0.04	891,000,000	890,912,786
5/3/12	0.05	605,000,000	604,922,239
5/10/12	0.02	300,000,000	299,983,500
5/17/12	0.04	430,000,000	429,949,356
5/24/12	0.05	400,000,000	399,943,500
6/21/12	0.04	55,000,000	54,991,383
7/5/12	0.06	500,000,000	499,868,144
Total U.S. Treasury Bills
(cost $20,119,111,180)			20,119,111,180

U.S. Treasury Notes—26.6%
2/15/12	0.02	287,000,000	287,529,983
2/15/12	0.05	1,300,000,000	1,300,656,999
2/29/12	0.01	122,000,000	122,433,411
2/29/12	0.03	2,316,000,000	2,317,500,751
3/15/12	0.03	426,000,000	426,678,983
4/2/12	0.04	1,062,000,000	1,063,673,854
4/2/12	0.04	122,000,000	122,893,838

The Funds 25

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Prime Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Notes (continued)
4/16/12	0.07	200,000,000	200,528,995
4/30/12	0.01	200,000,000	200,482,233
4/30/12	0.06	477,528,000	482,712,305
5/31/12	0.07	313,000,000	317,802,321
7/2/12	0.06	100,000,000	101,987,039
7/16/12	0.08	100,000,000	100,648,437
Total U.S. Treasury Notes
(cost $7,045,529,149)			7,045,529,149
Total Investments (cost $27,164,640,329)		102.4%	27,164,640,329
Liabilities, Less Cash and Receivables		(2.4%)	(629,225,387)
Net Assets		100.0%	26,535,414,942

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Bills	75.8	U.S. Treasury Notes	26.6
			102.4

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2012

	Coupon	Maturity	Principal
Dreyfus Municipal Cash Management Plus	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—100.0%
Arizona—1.0%
Maricopa County Industrial Development Authority,
MFHR (San Clemente Apartments Project)
(Liquidity Facility; FNMA and LOC; FNMA)	0.11	2/7/12	1,010,000	[a]	1,010,000
Maricopa County Industrial Development Authority, MFHR,
Refunding (San Clemente Apartments Project)
(Liquidity Facility; FNMA and LOC; FNMA)	0.09	2/7/12	7,600,000	[a]	7,600,000
California—4.4%
California Pollution Control Financing Authority, SWDR
(Rainbow Disposal Company Inc. Project) (LOC; Union Bank NA)	0.15	2/7/12	17,815,000	[a]	17,815,000
California Statewide Communities Development Authority,
MFHR (P-FLOATS Series MT-381) (Liquidity
Facility; FHLMC and LOC; FHLMC)	0.28	2/7/12	13,995,000 [a,b,c]		13,995,000
California Statewide Communities Development
Authority, Revenue, CP (Kaiser Permanente)	0.23	3/27/12	5,000,000		5,000,000
Colorado—6.5%
Colorado, Education Loan Program Revenue, TRAN	2.00	6/29/12	7,000,000		7,053,205
Colorado Housing and Finance Authority, EDR
(Popiel Properties, LLC Project) (LOC; Wells Fargo Bank)	0.28	2/7/12	2,560,000	[a]	2,560,000
Colorado Housing and Finance Authority, EDR
(Wanco, Inc. Project) (LOC; U.S. Bank NA)	0.28	2/7/12	2,235,000	[a]	2,235,000
Colorado Housing and Finance Authority, SFMR
(Liquidity Facility; Royal Bank of Canada)	0.09	2/7/12	13,500,000	[a]	13,500,000
JPMorgan Chase Putters/Drivers Trust (Colorado,
General Fund TRAN) (Liquidity Facility; JPMorgan Chase Bank)	0.08	2/1/12	14,500,000 [a,b,c]		14,500,000
RBC Municipal Products Inc. Trust (Denver City and County,
Aviation Airport System Revenue) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.11	2/7/12	15,000,000 [a,b,c]		15,000,000
Florida—4.0%
Broward County Housing Finance Authority, MFHR
(Cypress Grove Apartments Project) (LOC; FNMA)	0.12	2/7/12	13,230,000	[a]	13,230,000
Florida Local Government Finance Commission,
Pooled Loan Program Revenue, CP (LOC; JPMorgan Chase Bank)	0.09	2/3/12	7,000,000		7,000,000
Greater Orlando Aviation Authority, Airport Facility
Revenue (FlightSafety International Inc. Project)
(Insured; Berkshire Hathaway Assurance Corporation)	0.07	2/7/12	6,105,000	[a]	6,105,000
Palm Beach County, Revenue, Refunding (Pine Crest
Preparatory School, Inc. Project) (LOC; Bank of America)	0.13	2/7/12	7,565,000	[a]	7,565,000
Georgia—3.2%
Atlanta, Airport Revenue, CP (LOC; Wells Fargo Bank)	0.20	2/7/12	20,000,000		20,000,000
Georgia, GO Notes	5.00	9/1/12	1,500,000		1,541,576
Georgia Municipal Gas Authority,
Gas Revenue (Gas Portfolio III Project)	2.00	11/13/12	5,400,000		5,469,312

The Funds 27

STATEMENT OF INVESTMENTS (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Illinois—.8%
Illinois Toll Highway Authority, Toll Highway Senior Revenue,
Refunding (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; JPMorgan Chase Bank)	0.10	2/7/12	6,500,000	[a]	6,500,000
Indiana—3.6%
Elkhart County, EDR (Four Seasons Manufacturing
Project) (LOC; National City Bank)	0.12	2/7/12	2,750,000	[a]	2,750,000
Fort Wayne, EDR (Park Center Project) (LOC; National City Bank)	0.11	2/7/12	1,975,000	[a]	1,975,000
Indiana Bond Bank, Advance Funding Program Notes	1.25	1/3/13	2,950,000		2,974,318
Indiana Finance Authority, EDR (JRL Leasing, Inc.
and LaSarre Co., LLC Project) (LOC; National City Bank)	0.12	2/7/12	3,000,000	[a]	3,000,000
Indiana Health Facility Financing Authority, Hospital
Improvement Revenue, Refunding (Community Hospitals
Projects) (P-FLOATS Series MT-662) (Liquidity Facility;
Bank of America and LOC; Bank of America)	0.39	2/7/12	20,000,000 [a,b,c]		20,000,000
Kansas—1.0%
Kansas Development Finance Authority, MFHR
(Tree House Apartments) (LOC; U.S. Bank NA)	0.11	2/7/12	8,270,000	[a]	8,270,000
Kentucky—.9%
Jefferson County, Retirement Home Revenue (Nazareth Literary
and Benevolent Institution Project) (LOC; JPMorgan Chase Bank)	0.16	2/7/12	7,965,000	[a]	7,965,000
Louisiana—2.7%
Ascension Parish, Revenue, CP (BASF SE)	0.36	2/10/12	5,000,000		5,000,000
Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue (Nicholls
State University Student Housing/Nicholls State University
Facilities Corporation Project) (Insured; Assured
Guaranty Municipal Corp. and LOC; FHLB)	0.18	2/7/12	10,000,000	[a]	10,000,000
Louisiana Public Facilities Authority, Revenue
(Air Products and Chemicals Project)	0.05	2/1/12	7,500,000	[a]	7,500,000
Maryland—1.7%
Anne Arundel County, EDR (Atlas Container
Corporation Project) (LOC; M&T Trust)	0.19	2/7/12	6,075,000	[a]	6,075,000
Baltimore County Revenue Authority,
Golf System Revenue (LOC; M&T Trust)	0.11	2/7/12	5,440,000	[a]	5,440,000
Frederick County, Revenue
(Homewood, Inc. Facility) (LOC; M&T Trust)	0.08	2/7/12	2,500,000	[a]	2,500,000
Massachusetts—2.8%
Beverly, GO Notes, BAN	1.00	2/22/12	3,700,000		3,701,573
Massachusetts Development Finance Agency, Multifamily
Revenue (Kennedy Lofts Project) (P-FLOATS Series
MT-319) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.28	2/7/12	15,440,000 [a,b,c]		15,440,000
Northampton, GO Notes, BAN	1.50	2/10/12	4,000,000		4,000,827

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Michigan—2.8%
Michigan Finance Authority, Unemployment Obligation
Assessment Revenue (LOC; Citibank NA)	0.11	2/7/12	20,000,000	[a]	20,000,000
Pittsfield Township Economic Development Corporation,
LOR, Refunding (Arbor Project) (LOC; Comerica Bank)	0.13	2/7/12	3,795,000	[a]	3,795,000
Minnesota—2.0%
Minneapolis and Saint Paul Housing and Redevelopment
Authority, Health Care Facilities Revenue (Children’s Hospitals
and Clinics) (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; U.S. Bank NA)	0.06	2/1/12	4,800,000	[a]	4,800,000
Minnesota Housing Finance Agency, Residential Housing
Finance Revenue (Liquidity Facility; FHLB)	0.10	2/7/12	7,000,000	[a]	7,000,000
University of Minnesota, CP	0.08	2/8/12	5,000,000		5,000,000
Mississippi—2.5%
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.04	2/1/12	21,115,000	[a]	21,115,000
Missouri—1.4%
Missouri Development Finance Board, LR, CP (LOC; U.S. Bank NA)	0.10	2/28/12	12,000,000		12,000,000
Nevada—2.6%
Las Vegas Valley Water District, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.18	2/14/12	17,000,000		17,000,000
Las Vegas Valley Water District, CP (LOC; Wells Fargo Bank)	0.18	2/9/12	5,000,000		5,000,000
New Hampshire—.6%
New Hampshire Health and Education Facilities Authority,
Revenue (Kimball Union Academy) (LOC; RBS Citizens NA)	0.13	2/7/12	4,900,000	[a]	4,900,000
New Jersey—.7%
Woodbridge Township Board of Education, Temporary Notes	1.00	2/6/13	6,100,000		6,130,256
New York—6.1%
Dutchess County Industrial Development Agency,
Civic Facility Revenue (Arbor Ridge at
Brookmeade Project) (LOC; M&T Trust)	0.13	2/7/12	10,530,000	[a]	10,530,000
Erie County Fiscal Stability Authority, Revenue, BAN	1.50	7/31/12	10,000,000		10,056,842
Harborfields Central School District of Greenlawn, GO Notes, TAN	1.00	6/22/12	5,000,000		5,011,786
New York City Housing Development Corporation,
MFMR (1405 Fifth Avenue Apartments) (LOC; Citibank NA)	0.10	2/7/12	9,500,000	[a]	9,500,000
New York State Housing Finance Agency, Housing
Revenue (25 Washington Street) (LOC; M&T Trust)	0.11	2/7/12	7,800,000	[a]	7,800,000
New York State Thruway Authority, General Revenue, BAN	2.00	7/12/12	8,700,000		8,763,288
North Carolina—.4%
North Carolina Capital Facilities Finance Agency,
Educational Facilities Revenue (The Raleigh School
Project) (LOC; Branch Banking and Trust Co.)	0.07	2/7/12	3,500,000	[a]	3,500,000

The Funds 29

STATEMENT OF INVESTMENTS (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Ohio—3.1%
Hamilton County, Hospital Facilities Revenue
(University Hospital) (P-FLOATS Series MT-640) (Liquidity
Facility; Bank of America and LOC; Bank of America)	0.49	2/7/12	21,155,000 [a,b,c]		21,155,000
Lorain County, IDR (Cutting Dynamics, Inc.
Project) (LOC; National City Bank)	0.13	2/7/12	1,790,000	[a]	1,790,000
Union Township, GO Notes, BAN (Various Purpose)	1.13	9/12/12	3,000,000		3,008,653
Oklahoma—.5%
Oklahoma Water Resources Board, State Loan Program
Revenue (Liquidity Facility; State Street Bank and Trust Co.)	0.50	2/3/12	4,400,000		4,400,000
Pennsylvania—9.0%
Allegheny County, GO Notes, TRAN	2.00	7/16/12	10,800,000		10,887,560
Blair County Industrial Development Authority,
Revenue (Hollidaysburg Area YMCA Project)
(LOC; Citizens Bank of Pennsylvania)	0.25	2/7/12	2,820,000	[a]	2,820,000
Chester County Health and Education Facilities
Authority, Mortgage Revenue (Tel Hai Obligated
Group Project) (LOC; M&T Trust)	0.07	2/7/12	10,045,000	[a]	10,045,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.06	2/7/12	14,700,000	[a]	14,700,000
Horizon Hospital System Authority, Senior Health and Housing
Facilities Revenue (Saint Paul Homes Project) (LOC; M&T Trust)	0.13	2/7/12	7,195,000	[a]	7,195,000
Pennsylvania Economic Development Financing Authority,
Revenue (Evergreen Community Power Facility) (LOC; M&T Trust)	0.23	2/7/12	16,000,000	[a]	16,000,000
Philadelphia Authority for Industrial Development,
Revenue (The Pennsylvania School for the Deaf)
(LOC; Citizens Bank of Pennsylvania)	0.25	2/7/12	2,400,000	[a]	2,400,000
RBC Municipal Products Inc. Trust (Allegheny County Hospital
Development Authority, Revenue (University of Pittsburgh
Medical Center)) (Liquidity Facility; Royal Bank of
Canada and LOC; Royal Bank of Canada)	0.08	2/7/12	7,000,000 [a,b,c]		7,000,000
Union County Industrial Development Authority, Revenue
(Stabler Companies Inc. Project) (LOC; M&T Trust)	0.23	2/7/12	4,675,000	[a]	4,675,000
South Carolina—3.0%
Charleston County School District, GO Notes, TAN	2.50	4/1/12	8,000,000		8,030,470
South Carolina Association of Governmental Organizations, COP	1.50	4/13/12	11,200,000		11,227,846
Spartanburg County School District Number 002, GO Notes	3.00	4/1/12	5,600,000		5,625,023
Tennessee—2.1%
Cleveland Health and Educational Facilities Board, Revenue
(Lee University Project) (LOC; Branch Banking and Trust Co.)	0.07	2/7/12	3,000,000	[a]	3,000,000
Metropolitan Government of Nashville and Davidson County
Health and Educational Facilities Board, Revenue,
Refunding (Belmont University Project) (LOC; FHLB)	0.06	2/7/12	6,100,000	[a]	6,100,000
Shelby County Health Educational and Housing
Facility Board, Educational Facilities Revenue
(Rhodes College) (LOC; Bank of America)	0.10	2/7/12	8,520,000	[a]	8,520,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Texas—22.7%
Calhoun Port Authority, Environmental Facilities
Revenue (Formosa Plastics Corporation,
Texas Project) (LOC; Bank of America)	0.11	2/7/12	10,000,000	[a]	10,000,000
DeSoto Industrial Development Authority, IDR, Refunding
(National Service Industries Inc. Project) (LOC; Wells Fargo Bank)	0.17	2/7/12	3,660,000	[a]	3,660,000
El Paso Independent School District, Unlimited Tax School Building
Bonds (Liquidity Facility; JPMorgan Chase Bank and LOC;
Permanent School Fund Guarantee Program)	0.20	3/7/12	13,000,000		13,000,000
Harris County, GO Notes, TAN	1.50	2/29/12	14,900,000		14,915,326
Harris County Health Facilities Development Corporation,
HR (Baylor College of Medicine) (LOC; Wells Fargo Bank)	0.06	2/1/12	2,805,000	[a]	2,805,000
Harris County Health Facilities Development Corporation,
Revenue, Refunding (The Methodist Hospital System)	0.04	2/1/12	3,000,000	[a]	3,000,000
Jefferson County Industrial Development Corporation,
Hurricane Ike Disaster Area Revenue (Jefferson
Refinery, L.L.C. Project) (LOC; Branch Banking and Trust Co.)	0.35	2/28/12	2,000,000		2,000,000
Jefferson County Industrial Development Corporation,
Hurricane Ike Disaster Area Revenue (Jefferson
Refinery, L.L.C. Project) (LOC; Branch Banking and Trust Co.)	0.50	3/29/12	17,300,000		17,300,000
North Texas Higher Education Authority, Inc., Student Loan
Revenue (LOC: Bank of America and Lloyds TSB Bank LLC)	0.17	2/7/12	18,000,000	[a]	18,000,000
Port of Port Arthur Navigation District, Revenue, CP (BASF SE)	0.36	2/10/12	5,000,000		5,000,000
RBC Municipal Products Inc. Trust (Harris County Health Facilities
Development Corporation, HR, Refunding (Memorial Hermann
Healthcare System)) (Liquidity Facility; Royal Bank of
Canada and LOC; Royal Bank of Canada)	0.08	2/7/12	5,000,000 [a,b,c]		5,000,000
Texas, GO Notes (Veterans’ Housing Assistance Program)
(Liquidity Facility; State Street Bank and Trust Co.)	0.09	2/7/12	16,000,000	[a]	16,000,000
Texas Department of Housing and Community Affairs, SFMR	0.08	2/7/12	24,350,000	[a]	24,350,000
Texas Municipal Power Agency, Revenue, CP
(LOC: Bank of America and JPMorgan Chase Bank)	0.12	2/21/12	12,900,000		12,900,000
Texas Municipal Power Agency, Revenue, CP
(LOC: Bank of America and JPMorgan Chase Bank)	0.12	3/12/12	10,000,000		10,000,000
Texas Public Finance Authority, CP
(Liquidity Facility; Wells Fargo Bank)	0.10	3/6/12	12,000,000		12,000,000
Texas Public Finance Authority, Revenue, CP
(Liquidity Facility; Barclays Bank PLC)	0.10	2/1/12	15,000,000		15,000,000
Wells Fargo Stage Trust (Klein Independent School District,
Unlimited Tax Schoolhouse Bonds) (Liquidity Facility;
Wells Fargo Bank and LOC; Permanent School
Fund Guarantee Program)	0.08	2/7/12	5,000,000 [a,b,c]		5,000,000
Utah—1.6%
Murray City, HR (Intermountain Health Care Health Services, Inc.)	0.04	2/1/12	3,500,000	[a]	3,500,000
Utah State Board of Regents, Student Loan
Revenue (LOC; Royal Bank of Canada)	0.10	2/7/12	10,000,000	[a]	10,000,000

The Funds 31

STATEMENT OF INVESTMENTS (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Vermont—1.1%
Vermont Economic Development Authority, Revenue, CP (Economic
Development Capital Program) (LOC; JPMorgan Chase Bank)	0.17	2/7/12	9,100,000		9,100,000
Virginia—1.6%
Lynchburg Redevelopment and Housing Authority,
Housing Revenue (KHM Properties-Lynchburg, LLC
Project) (LOC; M&T Trust)	0.18	2/7/12	13,520,000	[a]	13,520,000
Washington—2.9%
Pierce County Economic Development Corporation, Industrial
Revenue (SeaTac Packaging Project) (LOC; HSBC Bank USA)	0.15	2/7/12	4,555,000	[a]	4,555,000
Wells Fargo Stage Trust (Washington Health Care Facilities
Authority, Revenue (PeaceHealth)) (Liquidity Facility;
Wells Fargo Bank and LOC; Wells Fargo Bank)	0.08	2/7/12	19,995,000 [a,b,c]		19,995,000
Wisconsin—.7%
Wisconsin Health and Educational Facilities Authority,
Revenue (Mequon Jewish Campus, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.13	2/7/12	6,145,000	[a]	6,145,000

Total Investments (cost $841,497,861)			100.0%		841,497,861
Liabilities, Less Cash and Receivables			(.0%)		(75,009)
Net Assets			100.0%		841,422,852

See footnotes on page 52.
See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2012

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—99.4%
New York—94.4%
Addison Central School District, GO Notes, BAN	1.50	6/15/12	3,500,000	3,510,306
Albany County, GO Notes, TAN	1.00	5/10/12	8,700,000	8,716,033
Albany Industrial Development Agency, Civic Facility Revenue
(Albany Medical Center Hospital Project) (LOC; Bank of America)	0.10	2/7/12	2,500,000[a]	2,500,000
Brewster Central School District, GO Notes, BAN	1.00	2/14/12	8,000,000	8,001,890
Chautauqua County Industrial Development Agency, Civic Facility
Revenue (Gerry Homes Project) (LOC; HSBC Bank USA)	0.40	2/7/12	10,740,000[a]	10,740,000
Chemung County Industrial Development Agency, IDR (MMARS
2nd Program) (Trayer Products, Inc. Project) (LOC; HSBC Bank USA)	0.40	2/7/12	555,000[a]	555,000
Columbia County Capital Resource Corporation, Civic Facility Revenue
(The Columbia Memorial Hospital Project) (LOC; HSBC Bank USA)	0.06	2/7/12	6,945,000[a]	6,945,000
Columbia County Industrial Development Agency, Civic Facility Revenue
(The Columbia Memorial Hospital Project) (LOC; HSBC Bank USA)	0.06	2/7/12	5,030,000[a]	5,030,000
Dutchess County Industrial Development Agency, Civic Facility Revenue
(Anderson Foundation for Autism, Inc. Project) (LOC; M&T Trust)	0.13	2/7/12	7,105,000[a]	7,105,000
Dutchess County Industrial Development Agency, Civic Facility Revenue
(Anderson Foundation for Autism, Inc. Project) (LOC; M&T Trust)	0.13	2/7/12	8,500,000[a]	8,500,000
Erie County Fiscal Stability Authority, Revenue, BAN	1.50	7/31/12	6,500,000	6,536,948
Erie County Industrial Development Agency, IDR
(Hydro-Air Components Inc. Project) (LOC; HSBC Bank USA)	0.15	2/7/12	2,600,000[a]	2,600,000
Harborfields Central School District of Greenlawn, GO Notes, TAN	1.00	6/22/12	8,000,000	8,018,857
Herkimer County Industrial Development Agency, IDR
(F.E. Hale Manufacturing Company Facility) (LOC; HSBC Bank USA)	0.40	2/7/12	1,610,000[a]	1,610,000
JPMorgan Chase Putters/Drivers Trust (New York State
Dormitory Authority, State Personal Income Tax Revenue
(Education)) (Liquidity Facility; JPMorgan Chase Bank)	0.08	2/7/12	8,000,000 [a,b,c]	8,000,000
Lancaster Industrial Development Agency, IDR
(Sealing Devices Inc. Project) (LOC; HSBC Bank USA)	0.15	2/7/12	2,080,000[a]	2,080,000
Medina Central School District, GO Notes, BAN	1.50	6/22/12	7,800,000	7,819,474
Metropolitan Transportation Authority,
Transportation Revenue, CP (LOC; Citibank NA)	0.08	2/16/12	5,000,000	5,000,000
Metropolitan Transportation Authority,
Transportation Revenue, CP (LOC; Citibank NA)	0.11	4/5/12	25,000,000	25,000,000
Monroe County Industrial Development Agency, Civic Facility
Revenue (YMCA of Greater Rochester Project) (LOC; M&T Trust)	0.13	2/7/12	2,175,000[a]	2,175,000
Monroe County Industrial Development Agency, IDR
(Chaney Enterprises, LLC Project) (LOC; M&T Trust)	0.28	2/7/12	1,800,000[a]	1,800,000
Monroe County Industrial Development Agency, IDR
(Genesee Metal Stampings Inc. Facility) (LOC; HSBC Bank USA)	0.40	2/7/12	160,000[a]	160,000
Monroe County Industrial Development Corporation, Revenue
(Saint Ann’s Home for the Aged Project) (LOC; HSBC Bank USA)	0.08	2/7/12	8,000,000[a]	8,000,000
New York City, GO Notes	5.00	8/1/12	4,680,000	4,792,466
New York City, GO Notes (Citigroup ROCS,
Series RR II R-14000X) (Liquidity Facility; Citibank NA)	0.08	2/7/12	1,300,000 [a,b,c]	1,300,000

The Funds 33

STATEMENT OF INVESTMENTS (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York (continued)
New York City, GO Notes (Liquidity Facility; Bank of Nova Scotia)	0.06	2/7/12	5,000,000	[a]	5,000,000
New York City, GO Notes (LOC; Bank of America)	0.07	2/1/12	12,000,000	[a]	12,000,000
New York City, GO Notes (LOC; Bank of America)	0.10	2/7/12	3,000,000	[a]	3,000,000
New York City, GO Notes (LOC; Mizuho Corporate Bank Ltd.)	0.05	2/7/12	15,000,000	[a]	15,000,000
New York City Capital Resource Corporation, Recovery Zone
Facility Revenue (WytheHotel Project) (LOC; M&T Trust)	0.14	2/7/12	3,800,000	[a]	3,800,000
New York City Housing Development Corporation, MFHR (Citigroup
ROCS, Series RR II R-13100) (Liquidity Facility; Citibank NA)	0.10	2/7/12	8,790,000 [a,b,c]		8,790,000
New York City Industrial Development Agency, Civic Facility
Revenue (Children’s Oncology Society of New York, Inc.
Project) (LOC; JPMorgan Chase Bank)	0.08	2/7/12	7,300,000	[a]	7,300,000
New York City Industrial Development Agency, Civic Facility
Revenue (French Institute-Alliance Francaise de New York—Federation
of French Alliances in the United States Project) (LOC; M&T Trust)	0.14	2/7/12	3,360,000	[a]	3,360,000
New York City Industrial Development Agency, Civic Facility
Revenue (Jewish Community Center on the Upper
West Side, Inc. Project) (LOC; M&T Trust)	0.13	2/7/12	4,800,000	[a]	4,800,000
New York City Industrial Development Agency, Civic Facility Revenue
(Sephardic Community Youth Center, Inc. Project) (LOC; M&T Trust)	0.13	2/7/12	3,100,000	[a]	3,100,000
New York City Industrial Development Agency, Civic Facility
Revenue (Spence-Chapin, Services to Families and
Children Project) (LOC; TD Bank)	0.16	2/7/12	5,875,000	[a]	5,875,000
New York City Industrial Development Agency, Civic Facility
Revenue (The Allen-Stevenson School Project)
(LOC; JPMorgan Chase Bank)	0.10	2/7/12	7,505,000	[a]	7,505,000
New York City Industrial Development Agency, Civic Facility
Revenue (Village Community School Project) (LOC; TD Bank)	0.20	2/7/12	2,355,000	[a]	2,355,000
New York City Municipal Water Finance Authority, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.16	2/28/12	15,000,000		15,000,000
New York City Municipal Water Finance Authority, Water and Sewer
System Revenue (Liquidity Facility; Mizuho Corporate Bank Ltd.)	0.03	2/1/12	8,500,000	[a]	8,500,000
New York City Municipal Water Finance Authority, Water and Sewer
System Revenue (Liquidity Facility; Royal Bank of Canada)	0.04	2/7/12	6,000,000	[a]	6,000,000
New York City Municipal Water Finance Authority, Water and Sewer
System Revenue (Liquidity Facility; Royal Bank of Canada)	0.04	2/7/12	5,000,000	[a]	5,000,000
New York City Municipal Water Finance Authority, Water and
Sewer System Second General Resolution Revenue
(Liquidity Facility; Bank of America)	0.06	2/7/12	16,000,000	[a]	16,000,000
New York City Municipal Water Finance Authority, Water and
Sewer System Second General Resolution Revenue
(Liquidity Facility; California State Teachers Retirement System)	0.04	2/1/12	1,200,000	[a]	1,200,000
New York City Transitional Finance Authority, Future Tax Secured
Senior Revenue, Refunding (LOC; Bank of Tokyo-Mitsubishi UFJ)	0.06	2/1/12	5,000,000	[a]	5,000,000
New York City Transitional Finance Authority, Revenue
(New York City Recovery) (Liquidity Facility; Wells Fargo Bank)	0.03	2/1/12	1,345,000	[a]	1,345,000
New York State GO Notes, Refunding	3.00	2/1/12	1,000,000		1,000,000

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
New York (continued)
New York State Dormitory Authority, Insured Revenue
(The Culinary Institute of America) (LOC; TD Bank)	0.05	2/7/12	6,925,000[a]	6,925,000
New York State Dormitory Authority, Revenue
(Long Island University) (LOC; TD Bank)	0.06	2/7/12	7,000,000[a]	7,000,000
New York State Dormitory Authority, Revenue
(Long Island University) (LOC; TD Bank)	0.06	2/7/12	2,300,000[a]	2,300,000
New York State Dormitory Authority, Revenue
(Oxford University Press, Inc.) (LOC; Barclays Bank PLC)	0.03	2/1/12	4,000,000[a]	4,000,000
New York State Dormitory Authority, Revenue
(The College of New Rochelle) (LOC; RBS Citizens NA)	0.19	2/7/12	4,000,000[a]	4,000,000
New York State Dormitory Authority,
Revenue (The Rockefeller University)	0.07	2/7/12	10,175,000[a]	10,175,000
New York State Dormitory Authority,
Revenue, CP (Cornell University)	0.14	6/6/12	6,500,000	6,500,000
New York State Dormitory Authority,
State Personal Income Tax Revenue (General Purpose)	3.00	2/15/12	1,150,000	1,151,213
New York State Energy Research and Development Authority,
Facilities Revenue (Consolidated Edison Company of
New York, Inc. Project) (LOC; Mizuho Corporate Bank Ltd.)	0.06	2/7/12	12,800,000[a]	12,800,000
New York State Housing Finance Agency, Housing Revenue
(2180 Broadway Housing Project) (LOC; Wells Fargo Bank)	0.06	2/7/12	24,100,000[a]	24,100,000
New York State Housing Finance Agency, Housing Revenue
(350 West 37th Street) (LOC; Wells Fargo Bank)	0.07	2/7/12	9,000,000[a]	9,000,000
New York State Housing Finance Agency, Service Contract
Revenue, Refunding (LOC; Bank of America)	0.08	2/7/12	4,200,000[a]	4,200,000
New York State Mortgage Agency, Homeowner Mortgage
Revenue (Liquidity Facility; Bank of America)	0.09	2/7/12	17,700,000[a]	17,700,000
New York State Thruway Authority, General Revenue, BAN	2.00	7/12/12	5,000,000	5,036,372
Newark Central School District, GO Notes, BAN	1.50	6/25/12	1,000,000	1,003,763
Onondaga County Industrial Development Agency, IDR
(ICM Controls Corporation Project) (LOC; M&T Trust)	0.23	2/7/12	1,985,000[a]	1,985,000
Patchogue-Medford Union Free School District, GO Notes, TAN	1.50	6/21/12	5,000,000	5,014,365
Port Authority of New York and New Jersey, CP	0.17	2/23/12	21,015,000	21,015,000
Port Authority of New York and New Jersey, CP	0.09	3/29/12	15,055,000	15,055,000
Port Authority of New York and New Jersey, CP	0.10	5/10/12	15,930,000	15,930,000
Port Authority of New York and New Jersey, Equipment Notes	0.14	2/7/12	10,500,000[a]	10,500,000
Putnam County Industrial Development Agency, Civic Facility
Revenue (United Cerebral Palsy of Putnam and
Southern Dutchess Project) (LOC; TD Bank)	0.05	2/7/12	3,455,000[a]	3,455,000
Schenectady Industrial Development Agency,
Civic Facility Revenue (Union Graduate
College Project) (LOC; M&T Trust)	0.13	2/7/12	5,335,000[a]	5,335,000
Triborough Bridge and Tunnel Authority, General Revenue
(MTA Bridges and Tunnels) (LOC; California Public
Employees Retirement System)	0.07	2/1/12	4,000,000[a]	4,000,000

The Funds 35

STATEMENT OF INVESTMENTS (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York (continued)
Triborough Bridge and Tunnel Authority, General Revenue
(MTA Bridges and Tunnels) (LOC; California State
Teachers Retirement System)	0.05	2/1/12	31,000,000	[a]	31,000,000
Triborough Bridge and Tunnel Authority, General Revenue
(MTA Bridges and Tunnels) (LOC; California State
Teachers Retirement System)	0.06	2/7/12	6,850,000	[a]	6,850,000
Ulster County Industrial Development Agency, IDR
(Selux Corporation Project) (LOC; M&T Trust)	0.23	2/7/12	845,000	[a]	845,000
Wells Fargo Stage Trust (Monroe County Industrial Development
Corporation, Revenue (University of Rochester Project))
(Liquidity Facility; Wells Fargo Bank and LOC; Wells Fargo Bank)	0.08	2/7/12	7,515,000 [a,b,c]		7,515,000
Wells Fargo Stage Trust (New York State Dormitory Authority,
State Personal Income Tax Revenue (General Purpose))
(Liquidity Facility; Wells Fargo Bank)	0.08	2/7/12	7,770,000 [a,b,c]		7,770,000
Wells Fargo Stage Trust (New York State Urban Development
Corporation, State Personal Income Tax Revenue
(General Purpose)) (Liquidity Facility; Wells Fargo Bank)	0.07	2/7/12	8,910,000 [a,b,c]		8,910,000
Westchester County Industrial Development Agency,
Civic Facility Revenue (The Masters School
Civic Facility) (LOC; JPMorgan Chase Bank)	0.10	2/7/12	5,400,000	[a]	5,400,000
Yonkers Industrial Development Agency, MFHR
(Main Street Lofts Yonkers LLC Project) (LOC; M&T Trust)	0.22	2/7/12	30,000,000	[a]	30,000,000
U.S. Related—5.0%
Puerto Rico Commonwealth, Public Improvement GO Notes,
Refunding (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; JPMorgan Chase Bank)	0.08	2/7/12	15,000,000	[a]	15,000,000
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue (Citigroup ROCS, Series RR II R-11765)
(Liquidity Facility; Citibank NA)	0.08	2/7/12	10,000,000 [a,b,c]		10,000,000
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue (Citigroup ROCS, Series RR II R-11996X)
(Liquidity Facility; Citibank NA)	0.09	2/7/12	6,100,000 [a,b,c]		6,100,000

Total Investments (cost $614,996,687)			99.4%		614,996,687

Cash and Receivables (Net)			.6%		3,925,454

Net Assets			100.0%		618,922,141

See footnotes on page 52.
See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2012

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—100.2%
Alabama—3.7%
Chatom Industrial Development Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy Cooperative Projects)	0.24	2/7/12	15,000,000	[a]	15,000,000
Columbia Industrial Development Board, PCR,
Refunding (Alabama Power Company Project)	0.07	2/1/12	17,500,000	[a]	17,500,000
Eutaw Industrial Development Board, PCR,
Refunding (Alabama Power Company Project)	0.05	2/1/12	9,600,000	[a]	9,600,000
Mobile Industrial Development Board, PCR
(Alabama Power Company Barry Plant Project)	0.08	2/1/12	8,800,000	[a]	8,800,000
Tuscaloosa County Industrial Development Authority, Gulf Opportunity
Zone Revenue (Hunt Refining Project) (LOC; Bank of Nova Scotia)	0.07	2/7/12	15,000,000	[a]	15,000,000
Tuscaloosa County Industrial Development Authority, Gulf Opportunity
Zone Revenue (Hunt Refining Project) (LOC; Bank of Nova Scotia)	0.07	2/7/12	20,000,000	[a]	20,000,000
Tuscaloosa County Industrial Development Authority, Gulf Opportunity
Zone Revenue (Hunt Refining Project) (LOC; JPMorgan Chase Bank)	0.12	2/7/12	10,000,000	[a]	10,000,000
Alaska—.2%
North Slope Borough, GO Notes	2.00	6/30/12	4,550,000		4,581,219
California—2.7%
California Statewide Communities Development Authority,
Revenue, CP (Kaiser Permanente)	0.18	3/5/12	13,000,000		13,000,000
California Statewide Communities Development Authority,
Revenue, CP (Kaiser Permanente)	0.23	3/27/12	12,000,000		12,000,000
California Statewide Communities Development Authority,
Revenue, CP (Kaiser Permanente)	0.22	4/5/12	12,500,000		12,500,000
California Statewide Communities Development Authority,
Revenue, CP (Kaiser Permanente)	0.25	5/24/12	15,000,000		15,000,000
Los Angeles Department of Airports, Airport Revenue, CP
(LOC: Citibank NA and State Street Bank and Trust Co.)	0.09	2/15/12	17,500,000		17,500,000
Colorado—5.4%
Colorado, Education Loan Program Revenue, TRAN	2.00	6/29/12	9,000,000		9,068,407
Denver Urban Renewal Authority, Stapleton Senior Tax
Increment Revenue (LOC; U.S. Bank NA)	0.08	2/7/12	9,400,000	[a]	9,400,000
Jefferson County School District Number R-1, Revenue, TAN	1.50	6/29/12	14,750,000		14,825,121
JPMorgan Chase Putters/Drivers Trust (Colorado,
General Fund TRAN) (Liquidity Facility; JPMorgan Chase Bank)	0.08	2/1/12	12,000,000 [a,b,c]		12,000,000
RBC Municipal Products Inc. Trust (Meridian Village Metropolitan
District Number One, Improvement Revenue) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.08	2/7/12	17,600,000 [a,b,c]		17,600,000
Sheridan Redevelopment Agency, Tax Increment Revenue,
Refunding (South Santa Fe Drive Corridor Redevelopment
Project) (LOC; JPMorgan Chase Bank)	0.13	2/7/12	10,000,000	[a]	10,000,000
Southern Ute Indian Tribe of the Southern Ute
Indian Reservation, Revenue	0.08	2/7/12	65,300,000	[a]	65,300,000
Connecticut—.7%
Bridgeport, GO Notes, TAN	2.00	2/10/12	18,000,000		18,007,182

The Funds 37

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Delaware—1.7%
Delaware Health Facilities Authority, Revenue
(Christiana Care Health Services)	0.05	2/7/12	8,525,000	[a]	8,525,000
Delaware Health Facilities Authority, Revenue
(Christiana Care Health Services)	0.06	2/7/12	25,000,000	[a]	25,000,000
Delaware Health Facilities Authority, Revenue, CP
(Christiana Care Health Services)	0.11	2/21/12	10,000,000		10,000,000
District of Columbia—2.6%
Anacostia Waterfront Corporation, PILOT Revenue
(MERLOTS-Series F02) (Liquidity Facility; Wells Fargo
Bank and LOC; Wells Fargo Bank)	0.08	2/7/12	46,575,000 [a,b,c]		46,575,000
District of Columbia, Revenue (American Legacy Foundation Issue)	0.07	2/7/12	14,000,000	[a]	14,000,000
District of Columbia, Revenue (American Public Health
Association Issue) (LOC; Bank of America)	0.25	2/7/12	6,025,000	[a]	6,025,000
Florida—3.1%
Highlands County Health Facilities Authority, HR
(Adventist Health System/Sunbelt Obligated Group)	0.05	2/7/12	2,500,000	[a]	2,500,000
Hillsborough County Industrial Development Authority, Revenue
(Tampa Metropolitan Area YMCA Project) (LOC; Bank of America)	0.13	2/7/12	10,000,000	[a]	10,000,000
North Broward Hospital District, Revenue,
Refunding (LOC; Wells Fargo Bank)	0.05	2/7/12	45,000,000	[a]	45,000,000
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; JPMorgan Chase Bank)	0.20	2/16/12	12,580,000		12,580,000
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; JPMorgan Chase Bank)	0.20	2/17/12	8,510,000		8,510,000
Georgia—1.5%
Atlanta, Airport General Revenue, Refunding (Citigroup ROCS,
Series RR II R-11893) (Insured; Assured Guaranty Municipal
Corp. and Liquidity Facility; Citibank NA)	0.20	2/7/12	10,000,000 [a,b,c]		10,000,000
Georgia Municipal Gas Authority, Gas Revenue,
Refunding (Gas Portfolio III Project)	2.00	5/23/12	11,250,000		11,297,907
Georgia Municipal Gas Authority, Gas Revenue,
Refunding (Gas Portfolio III Project)	2.00	11/13/12	12,000,000		12,147,529
Thomasville Hospital Authority, RAC (John D. Archbold Memorial
Hospital, Inc. Project) (LOC; Branch Banking and Trust Co.)	0.07	2/7/12	5,040,000	[a]	5,040,000
Illinois—3.8%
Illinois Educational Facilities Authority, Revenue, CP
(Pooled Finance Program) (LOC; Northern Trust Company)	0.18	2/14/12	81,200,000		81,200,000
Illinois Finance Authority, IDR (Fitzpatrick Brothers, Inc. Project)
(Liquidity Facility; Northern Trust Company)	0.08	2/7/12	4,730,000	[a]	4,730,000
Illinois Finance Authority, Revenue (Hospice of Northeastern
Illinois Project) (LOC; BMO Harris Bank NA)	0.10	2/7/12	3,500,000	[a]	3,500,000
Illinois Finance Authority, Revenue (Southern Illinois Healthcare
Enterprises, Inc.) (LOC; JPMorgan Chase Bank)	0.06	2/7/12	200,000	[a]	200,000
Illinois Health Facilities Authority, Revenue (Northwestern Memorial
Hospital) (Liquidity Facility; Northern Trust Company)	0.06	2/1/12	4,000,000	[a]	4,000,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Illinois (continued)
Lake County, MFHR (Whispering Oaks
Apartments Project) (LOC; FHLMC)	0.06	2/7/12	3,250,000	[a]	3,250,000
Indiana—1.7%
Indiana Bond Bank, Advance Funding Program Notes	1.25	1/3/13	8,000,000		8,065,946
Indiana Finance Authority, HR (Parkview Health
System Obligated Group) (LOC; Wells Fargo Bank)	0.05	2/7/12	22,590,000	[a]	22,590,000
Indiana Finance Authority, Revenue
(Ascension Health Senior Credit Group)	0.06	2/7/12	5,000,000	[a]	5,000,000
Indiana Finance Authority, Revenue,
Refunding (Trinity Health Credit Group)	0.04	2/7/12	5,500,000	[a]	5,500,000
Saint Joseph County, Educational Facilities
Revenue (University of Notre Dame Du Lac Project)	3.88	3/1/12	1,700,000		1,704,780
Kentucky—.2%
Kentucky Rural Water Finance Corporation,
Public Projects Revenue (Flexible Term Program)	1.25	2/1/12	4,000,000		4,000,000
Louisiana—4.1%
Louisiana Public Facilities Authority, HR (Touro Infirmary
Project) (P-FLOATS Series MT-202) (Liquidity Facility;
Bank of America and LOC; Bank of America)	0.39	2/7/12	30,840,000 [a,b,c]		30,840,000
Louisiana Public Facilities Authority, Revenue
(Air Products and Chemicals Project)	0.04	2/7/12	50,000,000	[a]	50,000,000
Louisiana Public Facilities Authority, Revenue
(Tiger Athletic Foundation Project) (LOC; FHLB)	0.08	2/7/12	15,225,000	[a]	15,225,000
Port of New Orleans Board of Commissioners,
Subordinate Lien Revenue, Refunding (LOC; FHLB)	0.08	2/7/12	8,875,000	[a]	8,875,000
Maine—.4%
Maine Finance Authority, Revenue (Waynflete
School Issue) (LOC; JPMorgan Chase Bank)	0.08	2/7/12	10,870,000	[a]	10,870,000
Maryland—3.8%
Anne Arundel County, CP (LOC; State Street Bank and Trust Co.)	0.10	3/5/12	26,000,000		26,000,000
Baltimore County Revenue Authority,
Golf System Revenue (LOC; M&T Trust)	0.11	2/7/12	2,700,000	[a]	2,700,000
Frederick County, Revenue
(Homewood, Inc. Facility) (LOC; M&T Trust)	0.08	2/7/12	11,350,000	[a]	11,350,000
Frederick County, Revenue, Refunding
(Manekin-Frederick Associates Facility) (LOC; M&T Trust)	0.20	2/7/12	1,880,000	[a]	1,880,000
Maryland, GO Notes, Refunding (State and Local Facilities Loan)	5.25	2/15/12	4,500,000		4,508,624
Maryland Economic Development Corporation,
Revenue (Easter Seals Facility) (LOC; M&T Trust)	0.13	2/7/12	6,525,000	[a]	6,525,000
Maryland Economic Development Corporation, Revenue
(Legal Aid Bureau, Inc. Facility) (LOC; M&T Trust)	0.15	2/7/12	1,825,000	[a]	1,825,000
Maryland Health and Higher Educational Facilities Authority,
Revenue (Charles County Nursing and Rehabilitation
Center Issue) (Liquidity Facility; M&T Trust)	0.13	2/7/12	3,635,000	[a]	3,635,000

The Funds 39

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Maryland (continued)
Maryland Health and Higher Educational Facilities Authority,
Revenue (De Matha Catholic High School Issue)
(LOC; Branch Banking and Trust Co.)	0.08	2/7/12	9,505,000	[a]	9,505,000
Maryland Industrial Development Financing Authority,
Recovery Zone Facility Revenue (Wexford Maryland
BioPark 3, LLC Facility) (LOC; M&T Trust)	0.13	2/7/12	20,000,000	[a]	20,000,000
Maryland Stadium Authority, Sports Facilities LR,
Refunding (Football Stadium Issue) (Liquidity
Facility; Sumitomo Mitsui Banking Corp.)	0.05	2/7/12	10,500,000	[a]	10,500,000
Massachusetts—.8%
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System Issue)	0.03	2/7/12	20,200,000	[a]	20,200,000
Michigan—1.1%
Board of Trustees of the Michigan State University, CP	0.08	2/7/12	9,000,000		9,000,000
Board of Trustees of the Michigan State University, CP	0.09	3/12/12	10,000,000		10,000,000
Waterford Charter Township Economic Development Corporation,
LOR, Refunding (Canterbury Health Care, Inc. Project) (LOC; FHLB)	0.08	2/7/12	10,065,000	[a]	10,065,000
Minnesota—1.0%
University of Minnesota, CP	0.08	2/8/12	15,000,000		15,000,000
University of Minnesota, CP	0.09	2/13/12	11,000,000		11,000,000
Mississippi—.6%
Mississippi Business Finance Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc. Project)	0.04	2/1/12	16,500,000	[a]	16,500,000
Missouri—2.0%
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue (SSM Health Care)
(Liquidity Facility; Citibank NA)	0.08	2/7/12	46,750,000	[a]	46,750,000
University of Missouri, CP	0.08	3/13/12	3,500,000		3,500,000
Nebraska—1.0%
Nebraska Investment Finance Authority,
SFHR (Liquidity Facility; FHLB)	0.06	2/7/12	24,700,000	[a]	24,700,000
Nevada—3.0%
Austin Trust (Clark County, GO Bond Bank Bonds)
(Liquidity Facility; Bank of America)	0.14	2/7/12	9,770,000 [a,b,c]		9,770,000
Clark County, Airport System Subordinate
Lien Revenue (LOC; Citibank NA)	0.08	2/7/12	8,100,000	[a]	8,100,000
Las Vegas Valley Water District, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.18	2/14/12	40,000,000		40,000,000
Las Vegas Valley Water District, CP (LOC; Wells Fargo Bank)	0.18	2/9/12	20,000,000		20,000,000
New Jersey—.2%
Egg Harbor Township, GO Notes, BAN	1.00	9/13/12	5,430,000		5,438,249
New Mexico—.3%
Alamogordo, Hospital Improvement Revenue,
Refunding (Gerald Champion Regional Medical
Center Project) (LOC; Bank of America)	0.12	2/7/12	8,000,000	[a]	8,000,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York—3.9%
Metropolitan Transportation Authority,
Transportation Revenue, CP (LOC; Citibank NA)	0.11	4/5/12	15,000,000		15,000,000
Nassau County Interim Finance Authority, Sales Tax
Secured Revenue (Liquidity Facility; Bank of America)	0.10	2/7/12	15,000,000	[a]	15,000,000
New York City, GO Notes (LOC; Mizuho Corporate Bank Ltd.)	0.05	2/7/12	17,000,000	[a]	17,000,000
New York City Municipal Water Finance Authority, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.16	2/28/12	20,000,000		20,000,000
New York State Thruway Authority, General Revenue, BAN	2.00	7/12/12	23,000,000		23,167,313
Tompkins County Industrial Development Agency,
Civic Facility Revenue (Community Development
Properties Ithaca, Inc. Project) (LOC; M&T Trust)	0.18	2/7/12	9,700,000	[a]	9,700,000
North Carolina—.6%
North Carolina Medical Care Commission, Health Care Facilities
First Mortgage Revenue (Deerfield Episcopal Retirement
Community) (LOC; Branch Banking and Trust Co.)	0.07	2/7/12	15,035,000	[a]	15,035,000
Ohio—1.3%
Akron, GO Notes, BAN (Various Purpose)	1.13	11/15/12	10,000,000		10,040,985
Montgomery County, Revenue (Catholic Health
Initiatives) (Liquidity Facility; U.S. Bank NA)	0.04	2/7/12	10,000,000	[a]	10,000,000
Ohio Higher Educational Facility Commission,
Revenue, CP (Cleveland Clinic Health System)	0.20	2/16/12	13,000,000		13,000,000
Oregon—.2%
Oregon, GO Notes (Veterans’ Welfare Bonds)
(Liquidity Facility; Bank of Tokyo-Mitsubishi UFJ)	0.06	2/7/12	5,250,000	[a]	5,250,000
Pennsylvania—10.9%
Allegheny County, GO Notes, TRAN	2.00	7/16/12	33,300,000		33,568,449
Berks County Municipal Authority, Revenue
(The Reading Hospital and Medical Center Project)	0.24	8/2/12	4,800,000		4,800,000
Bucks County Industrial Development Authority, Revenue
(Pennswood Village Project) (LOC; Bank of America)	0.13	2/7/12	8,400,000	[a]	8,400,000
Butler County Industrial Development Authority,
Revenue, Refunding (Concordia Lutheran Health
and Human Care) (LOC; JPMorgan Chase Bank)	0.07	2/7/12	7,200,000	[a]	7,200,000
Chester County Health and Education Facilities Authority,
Mortgage Revenue (Tel Hai Obligated Group
Project) (LOC; M&T Trust)	0.07	2/7/12	6,430,000	[a]	6,430,000
Chester County Industrial Development Authority, Revenue
(Archdiocese of Philadelphia) (LOC; PNC Bank NA)	0.06	2/7/12	12,675,000	[a]	12,675,000
East Hempfield Township Industrial Development Authority,
Revenue (The Mennonite Home Project) (LOC; M&T Trust)	0.13	2/7/12	10,745,000	[a]	10,745,000
East Hempfield Township Industrial Development Authority,
Revenue (The Mennonite Home Project) (LOC; M&T Trust)	0.13	2/7/12	5,655,000	[a]	5,655,000
Emmaus General Authority (Pennsylvania Variable Rate Loan
Program) (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Wells Fargo Bank)	0.12	2/7/12	49,970,000	[a]	49,970,000

The Funds 41

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Pennsylvania (continued)
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.06	2/7/12	10,000,000[a]	10,000,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.06	2/7/12	11,100,000[a]	11,100,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.06	2/7/12	12,100,000[a]	12,100,000
Emmaus General Authority, Local Government
Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	0.06	2/7/12	10,000,000[a]	10,000,000
Emmaus General Authority, Local Government
Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	0.06	2/7/12	9,300,000[a]	9,300,000
Emmaus General Authority, Local Government
Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	0.06	2/7/12	10,000,000[a]	10,000,000
General Authority of South Central Pennsylvania,
Revenue (Lutheran Social Services of South Central
Pennsylvania Project) (LOC; M&T Trust)	0.13	2/7/12	15,985,000[a]	15,985,000
Horizon Hospital System Authority, Senior Health
and Housing Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Trust)	0.13	2/7/12	9,500,000[a]	9,500,000
Lancaster County Hospital Authority, Health Center
Revenue (LUTHERCARE Project) (LOC; M&T Trust)	0.08	2/7/12	32,606,000[a]	32,606,000
Lancaster County Hospital Authority, Revenue (Landis Home
Retirement Community Project) (LOC; M&T Trust)	0.13	2/7/12	7,970,000[a]	7,970,000
Philadelphia, GO Notes,
Refunding (LOC; Royal Bank of Canada)	0.05	2/7/12	7,000,000[a]	7,000,000
Ridley School District, GO Notes (LOC; TD Bank)	0.08	2/7/12	2,700,000[a]	2,700,000
York General Authority, Revenue (Strand-Capitol
Performing Arts Center Project) (LOC; M&T Trust)	0.13	2/7/12	2,840,000[a]	2,840,000
Rhode Island—.8%
Rhode Island State and Providence Plantations, GO Notes, TAN	2.00	6/29/12	20,000,000	20,138,098
South Carolina—2.1%
Charleston County School District, GO Notes, TAN	2.50	4/1/12	31,450,000	31,570,951
Lancaster County School District, GO Notes	1.00	3/1/12	7,540,000	7,544,907
Lexington County School District Number 1, GO Notes	2.00	2/1/12	5,500,000	5,500,000
Newberry County School District, GO Notes	2.00	3/1/12	6,200,000	6,207,595
York County, GO Notes (Fort Mill School District Number 4)	1.25	3/1/12	3,930,000	3,933,105
Tennessee—7.5%
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.07	2/7/12	9,420,000[a]	9,420,000
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.07	2/7/12	3,045,000[a]	3,045,000
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.07	2/7/12	6,000,000[a]	6,000,000
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.07	2/7/12	48,010,000[a]	48,010,000
Metropolitan Government of Nashville and Davidson
County Health and Educational Facilities Board,
Revenue (The Vanderbilt University)	0.03	2/7/12	24,455,000[a]	24,455,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Tennessee (continued)
Metropolitan Government of Nashville and Davidson
County Health and Educational Facilities Board,
Revenue (The Vanderbilt University)	0.03	2/7/12	17,970,000	[a]	17,970,000
Metropolitan Government of Nashville and Davidson
County Health and Educational Facilities Board,
Revenue (The Vanderbilt University)	0.03	2/7/12	26,245,000	[a]	26,245,000
Metropolitan Government of Nashville and Davidson
County Health and Educational Revenue,
Refunding (The Vanderbilt University)	0.03	2/7/12	15,035,000	[a]	15,035,000
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Bank of America)	0.12	2/7/12	17,900,000	[a]	17,900,000
Shelby County Health, Educational and Housing Facility Board,
Revenue (Methodist Le Bonheur Healthcare) (Insured; Assured
Guaranty Municipal Corp. and Liquidity Facility; U.S. Bank NA)	0.08	2/7/12	25,000,000	[a]	25,000,000
Texas—16.2%
Brazos County Health Facilities Development Corporation,
Revenue (Franciscan Services Corporation Obligated Group)
(P-FLOATS Series MT-635) (Liquidity Facility;
Bank of America and LOC; Bank of America)	0.34	2/7/12	7,000,000 [a,b,c]		7,000,000
Dallas, GO Notes, Refunding	5.00	2/15/12	2,295,000		2,299,177
Dallas, Waterworks and Sewer System Revenue, CP
(Liquidity Facility: Bank of America and JPMorgan Chase Bank)	0.14	3/6/12	11,150,000		11,150,000
Harris County, GO Notes, TAN	1.50	2/29/12	33,000,000		33,033,852
Harris County, GO Notes, TAN	2.50	2/29/12	7,000,000		7,012,442
Harris County Cultural Education Facilities Finance
Corporation, Revenue (The Methodist Hospital System)	0.04	2/1/12	6,400,000	[a]	6,400,000
Harris County Health Facilities Development Corporation, Revenue
(Saint Luke’s Episcopal Hospital) (Liquidity Facility: Bank of
America, JPMorgan Chase Bank and Northern Trust Co.)	0.07	2/1/12	29,900,000	[a]	29,900,000
Harris County Health Facilities Development Corporation,
Revenue, Refunding (The Methodist Hospital System)	0.04	2/1/12	4,700,000	[a]	4,700,000
Harris County Industrial Development Corporation, Marine Terminal
Revenue (HFOTCO LLC Project) (LOC; Bank of America)	0.10	2/7/12	25,000,000	[a]	25,000,000
Harris County Metropolitan Transportation Authority,
CP (Liquidity Facility; JPMorgan Chase Bank)	0.19	2/9/12	3,250,000		3,250,000
Jefferson County Industrial Development Corporation,
Hurricane Ike Disaster Area Revenue (Jefferson
Refinery, L.L.C. Project) (LOC; Branch Banking and Trust Co.)	0.35	2/28/12	5,800,000		5,800,000
Jefferson County Industrial Development Corporation,
Hurricane Ike Disaster Area Revenue (Jefferson
Refinery, L.L.C. Project) (LOC; Branch Banking and Trust Co.)	0.50	3/29/12	50,300,000		50,300,000
JPMorgan Chase Putters/Drivers Trust (Texas, GO Notes,
TRAN) (Liquidity Facility; JPMorgan Chase Bank)	0.08	2/1/12	39,000,000 [a,b,c]		39,000,000
North Texas Tollway Authority, Revenue, CP (LOC; Bank of America)	0.13	2/1/12	23,000,000		23,000,000
RBC Municipal Products Inc. Trust (Harris County Health Facilities
Development Corporation, HR, Refunding (Memorial Hermann
Healthcare System)) (Liquidity Facility; Royal Bank of
Canada and LOC; Royal Bank of Canada)	0.08	2/7/12	10,000,000 [a,b,c]		10,000,000

The Funds 43

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Texas (continued)
San Antonio, Water System Revenue, CP (Liquidity Facility:
Bank of America, State Street Bank and Trust Co. and U.S. Bank NA)	0.14	2/15/12	8,600,000		8,600,000
Tarrant County Cultural Education Facilities
Finance Corporation, HR (Baylor Health Care
System Project) (LOC; Northern Trust Company)	0.06	2/7/12	3,500,000	[a]	3,500,000
Tarrant County Cultural Education Facilities Finance
Corporation, Revenue (Texas Health Resources System)	0.05	2/7/12	6,500,000	[a]	6,500,000
Texas, CP	0.20	2/22/12	24,000,000		24,000,000
Texas Municipal Power Agency, Revenue, CP
(LOC: Bank of America and JPMorgan Chase Bank)	0.11	2/13/12	16,100,000		16,100,000
Texas Municipal Power Agency, Revenue, CP
(LOC: Bank of America and JPMorgan Chase Bank)	0.12	2/21/12	22,000,000		22,000,000
Texas Municipal Power Agency, Revenue, CP
(LOC: Bank of America and JPMorgan Chase Bank)	0.12	3/12/12	20,000,000		20,000,000
Texas Public Finance Authority, CP (Liquidity Facility; Wells Fargo Bank)	0.10	3/6/12	12,000,000		12,000,000
Texas Public Finance Authority, Revenue, CP
(Liquidity Facility; Barclays Bank PLC)	0.10	2/1/12	15,000,000		15,000,000
Texas Water Development Board, State Revolving Fund
Subordinate Lien Revenue (Citigroup ROCS,
Series RR II R-11746) (Liquidity Facility; Citibank NA)	0.07	2/7/12	10,940,000 [a,b,c]		10,940,000
Upper Trinity Regional Water District,
Revenue, CP (LOC; Bank of America)	0.16	4/10/12	15,350,000		15,350,000
Utah—1.5%
Murray City, HR (Intermountain Health Care Health Services, Inc.)	0.03	2/7/12	32,000,000	[a]	32,000,000
Murray City, HR (Intermountain Health Care Health Services, Inc.)	0.03	2/7/12	100,000	[a]	100,000
Utah Housing Finance Agency, MFHR, Refunding (Candlestick
Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	0.09	2/7/12	6,400,000	[a]	6,400,000
Virginia—2.3%
Harrisonburg Industrial Development Authority, Revenue,
Refunding (Virginia Mennonite Retirement Community)
(LOC; Branch Banking and Trust Co.)	0.07	2/7/12	6,835,000	[a]	6,835,000
Richmond, CP (Liquidity Facility; Bank of America)	0.12	2/21/12	26,000,000		26,000,000
Roanoke Industrial Development Authority, HR (Carilion Health
System Obligated Group) (Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility; Wells Fargo Bank)	0.06	2/1/12	17,000,000	[a]	17,000,000
Virginia College Building Authority, Educational Facilities
Revenue (21st Century College and Equipment
Programs) (Liquidity Facility; Wells Fargo Bank)	0.06	2/1/12	2,340,000	[a]	2,340,000
Virginia Commonwealth University Health System Authority,
General Revenue (LOC; Wells Fargo Bank)	0.06	2/1/12	8,000,000	[a]	8,000,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Washington—2.2%
University of Washington, University Revenue, CP	0.08	2/13/12	16,000,000		16,000,000
Washington, Various Purpose GO, Refunding
(P-FLOATS Series PT-4658) (Liquidity Facility; Bank of America)	0.14	2/7/12	18,185,000 [a,b,c]		18,185,000
Washington Health Care Facilities Authority, Revenue
(Swedish Health Services) (LOC; Citibank NA)	0.08	2/7/12	13,000,000	[a]	13,000,000
Washington Housing Finance Commission, Nonprofit
Revenue (Seattle Art Museum Project) (LOC; U.S. Bank NA)	0.05	2/7/12	10,000,000	[a]	10,000,000
Wisconsin—3.3%
Byron, IDR, Refunding (Ocean Spray
Cranberries, Inc. Project) (LOC; Bank of America)	0.17	2/7/12	6,500,000	[a]	6,500,000
Milwaukee Redevelopment Authority, Redevelopment LR
(University of Wisconsin-Milwaukee Kenilworth
Project) (LOC; U.S. Bank NA)	0.08	2/7/12	6,170,000	[a]	6,170,000
Milwaukee Redevelopment Authority, Revenue, Refunding
(Yankee Hill Apartments Project) (LOC; Wells Fargo Bank)	0.07	2/7/12	13,150,000	[a]	13,150,000
Wisconsin Health and Educational Facilities Authority,
Revenue (Aurora Health Care, Inc.) (LOC; JPMorgan Chase Bank)	0.20	7/5/12	60,000,000		60,000,000
Wyoming—1.2%
Wyoming Student Loan Corporation, Student Loan
Revenue, Refunding (LOC; Royal Bank of Canada)	0.07	2/7/12	30,000,000	[a]	30,000,000
U.S. Related—.6%
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
(Citigroup ROCS, Series RR II R-11765) (Liquidity Facility; Citibank NA)	0.08	2/7/12	14,815,000 [a,b,c]		14,815,000

Total Investments (cost $2,569,927,838)			100.2%		2,569,927,838
Liabilities, Less Cash and Receivables			(.2%)		(5,656,394)
Net Assets			100.0%		2,564,271,444

See footnotes on page 52.
See notes to financial statements.

The Funds 45

STATEMENT OF INVESTMENTS

January 31, 2012

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—97.0%
California—94.4%
ABAG Finance Authority for Nonprofit Corporations, Revenue
(Northbay Healthcare Group) (LOC; JPMorgan Chase Bank)	0.08	2/7/12	12,600,000	[a]	12,600,000
ABAG Finance Authority for Nonprofit Corporations, Revenue
(Santa Cruz Montessori School) (LOC; Comerica Bank)	0.16	2/7/12	765,000	[a]	765,000
ABAG Finance Authority for Nonprofit Corporations, Revenue,
Refunding (Eskaton Properties, Inc.) (LOC; U.S. Bank NA)	0.08	2/7/12	14,920,000	[a]	14,920,000
Alameda County Industrial Development Authority, Recovery Zone
Facility Revenue (Dale Hardware, Inc. Project) (LOC; Comerica Bank)	0.11	2/7/12	2,670,000	[a]	2,670,000
Alameda County Industrial Development Authority,
Revenue (Santini Foods, Inc. Project) (LOC; Comerica Bank)	0.11	2/7/12	2,900,000	[a]	2,900,000
California, GO Notes (Kindergarten-University) (LOC: California
State Teachers Retirement System and Citibank NA)	0.04	2/1/12	16,100,000	[a]	16,100,000
California, GO Notes (Kindergarten-University) (LOC: California
State Teachers Retirement System and Citibank NA)	0.04	2/1/12	4,400,000	[a]	4,400,000
California, GO Notes (Kindergarten-University) (LOC: California
State Teachers Retirement System and Citibank NA)	0.06	2/1/12	6,050,000	[a]	6,050,000
California Economic Development Financing Authority, Revenue,
Refunding (KQED, Inc. Project) (LOC; Wells Fargo Bank)	0.19	2/7/12	200,000	[a]	200,000
California Enterprise Development Authority,
IDR (JBR, Inc. Project) (LOC; U.S. Bank NA)	0.09	2/7/12	4,000,000	[a]	4,000,000
California Enterprise Development Authority, IDR
(Tri Tool Inc. Project) (LOC; Comerica Bank)	0.18	2/7/12	10,000,000	[a]	10,000,000
California Enterprise Development Authority, Recovery Zone
Facility Revenue (Regional Properties, Inc. Project) (LOC; FHLB)	0.07	2/7/12	13,400,000	[a]	13,400,000
California Infrastructure and Economic Development Bank, Revenue
(Orange County Performing Arts Center) (LOC; Bank of America)	0.10	2/7/12	16,265,000	[a]	16,265,000
California Infrastructure and Economic Development Bank,
Revenue (Saddleback Valley Christian Schools Project) (LOC; FHLB)	0.07	2/7/12	5,000,000	[a]	5,000,000
California Infrastructure and Economic Development Bank,
Revenue (The Westmark School Project) (LOC; U.S. Bank NA)	0.06	2/7/12	6,570,000	[a]	6,570,000
California Infrastructure and Economic Development Bank,
Revenue, Refunding (Los Angeles County Museum of
Natural History Foundation) (LOC; Wells Fargo Bank)	0.04	2/1/12	2,200,000	[a]	2,200,000
California Municipal Finance Authority, Revenue
(Notre Dame High School, San Jose) (LOC; Comerica Bank)	0.16	2/7/12	1,100,000	[a]	1,100,000
California Municipal Finance Authority, Revenue
(Trinity School) (LOC; Comerica Bank)	0.16	2/7/12	715,000	[a]	715,000
California Pollution Control Financing Authority, EIR
(Air Products and Chemicals, Inc./Wilmington Facility)	0.04	2/1/12	1,000,000	[a]	1,000,000
California Pollution Control Financing Authority, EIR
(Air Products Manufacturing Corporation Project)	0.04	2/1/12	1,050,000	[a]	1,050,000
California Pollution Control Financing Authority, PCR, Refunding
(Pacific Gas and Electric Company) (LOC; JPMorgan Chase Bank)	0.04	2/1/12	4,000,000	[a]	4,000,000
California Pollution Control Financing Authority, PCR, Refunding
(Pacific Gas and Electric Company) (LOC; JPMorgan Chase Bank)	0.04	2/1/12	3,400,000	[a]	3,400,000
California Pollution Control Financing Authority, SWDR
(Athens Services Project) (LOC; Wells Fargo Bank)	0.08	2/7/12	22,365,000	[a]	22,365,000
California Pollution Control Financing Authority, SWDR
(Big Bear Disposal, Inc. Project) (LOC; Union Bank NA)	0.11	2/7/12	2,425,000	[a]	2,425,000

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
California (continued)
California Pollution Control Financing Authority, SWDR
(Garden City Sanitation, Inc. Project) (LOC; Comerica Bank)	0.11	2/7/12	2,635,000	[a]	2,635,000
California Pollution Control Financing Authority, SWDR
(Garden City Sanitation, Inc. Project) (LOC; Union Bank NA)	0.11	2/7/12	8,450,000	[a]	8,450,000
California Pollution Control Financing Authority, SWDR
(Mission Trail Waste Systems, Inc. Project) (LOC; Comerica Bank)	0.11	2/7/12	2,840,000	[a]	2,840,000
California Pollution Control Financing Authority, SWDR
(South Bay Recycling Project) (LOC; Union Bank NA)	0.11	2/7/12	3,150,000	[a]	3,150,000
California Pollution Control Financing Authority, SWDR, Refunding
(BLT Enterprises of Fremont LLC Project) (LOC; Union Bank NA)	0.11	2/7/12	9,255,000	[a]	9,255,000
California Pollution Control Financing Authority, SWDR, Refunding
(MarBorg Industries Project) (LOC; Union Bank NA)	0.11	2/7/12	3,345,000	[a]	3,345,000
California School Cash Reserve Program Authority, Revenue	2.00	2/1/12	9,100,000		9,100,000
California Statewide Communities Development Authority,
MFHR (La Mision Village Apartments Project) (P-FLOATS
Series PT-4184) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.32	2/7/12	1,240,000 [a,b,c]		1,240,000
California Statewide Communities Development Authority,
PCR, Refunding (Chevron U.S.A. Inc. Project)	0.03	2/1/12	8,900,000	[a]	8,900,000
California Statewide Communities Development Authority,
Revenue (John Muir Health) (LOC; Wells Fargo Bank)	0.06	2/1/12	5,300,000	[a]	5,300,000
California Statewide Communities Development Authority,
Revenue (Metropolitan Area Advisory Committee
Project) (LOC; Bank of America)	0.31	2/7/12	1,915,000	[a]	1,915,000
California Statewide Communities Development Authority,
Revenue (The Pegasus School) (LOC; Bank of America)	0.31	2/7/12	1,140,000	[a]	1,140,000
California Statewide Communities Development Authority, Revenue
(Tiger Woods Learning Center Foundation) (LOC; Bank of America)	0.46	2/7/12	350,000	[a]	350,000
California Statewide Communities Development Authority,
Revenue (Trinity Children and Family Services Project)
(LOC; California State Teachers Retirement System)	0.19	2/7/12	500,000	[a]	500,000
California Statewide Communities Development Authority,
Revenue, CP (Kaiser Permanente)	0.26	2/16/12	8,000,000		8,000,000
California Statewide Communities Development Authority,
Revenue, CP (Kaiser Permanente)	0.30	2/16/12	2,200,000		2,200,000
California Statewide Communities Development Authority,
Revenue, CP (Kaiser Permanente)	0.25	5/24/12	24,000,000		24,000,000
Golden State Tobacco Securitization Corporation, Enhanced
Tobacco Settlement Asset-Backed Bonds (Citigroup ROCS,
Series RR II R-11674) (Insured; Berkshire Hathaway
Assurance Corporation and Liquidity Facility; Citibank NA)	0.09	2/7/12	4,450,000 [a,b,c]		4,450,000
Irvine Assessment District Number 97-17, Limited Obligation
Improvement Bonds (LOC: California State Teachers
Retirement System and State Street Bank and Trust Co.)	0.06	2/1/12	2,200,000	[a]	2,200,000
Irvine Reassessment District Number 05-21, Limited Obligation
Improvement Bonds (LOC: California State Teachers
Retirement System and U.S. Bank NA)	0.06	2/1/12	29,510,000	[a]	29,510,000
Lake Elsinore Recreation Authority, Revenue, Refunding
(Public Facilities Project) (LOC; California State
Teachers Retirement System)	0.06	2/7/12	8,505,000	[a]	8,505,000

The Funds 47

STATEMENT OF INVESTMENTS (continued)

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
California (continued)
Los Angeles, COP (Kadima Hebrew Academy) (LOC; U.S. Bank NA)	0.06	2/7/12	1,800,000	[a]	1,800,000
Los Angeles County Capital Asset Leasing
Corporation, LR, CP (LOC; Bank of America)	0.17	2/10/12	21,000,000		21,000,000
Menlo Park Community Development Agency, Tax Allocation
Revenue, Refunding (Las Pulgas Community Development
Project) (LOC; State Street Bank and Trust Co.)	0.06	2/1/12	14,100,000	[a]	14,100,000
Pittsburg Redevelopment Agency, Subordinate Tax Allocation
Revenue (Los Medanos Community Development Project)
(Liquidity Facility: California State Teachers Retirement
System and State Street Bank and Trust Co.)	0.06	2/1/12	13,700,000	[a]	13,700,000
Riverside County Transportation Commission, Sales Tax
Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.07	2/7/12	9,500,000	[a]	9,500,000
Sacramento City Financing Authority, Revenue, Refunding
(Master Lease Program Facilities) (P-FLOATS Series PT-4698)
(Liquidity Facility; Bank of America and LOC; Bank of America)	0.34	2/7/12	12,995,000 [a,b,c]		12,995,000
Sacramento County Housing Authority, MFHR,
Refunding (Stonebridge Apartments) (LOC; FNMA)	0.18	2/7/12	4,100,000	[a]	4,100,000
San Diego County, COP (Museum of Contemporary Art
San Diego) (LOC; Northern Trust Company)	0.08	2/7/12	3,050,000	[a]	3,050,000
San Diego County and San Diego County School Districts,
Program Note Participations, TRAN	2.00	4/30/12	14,000,000		14,048,446
San Jose Redevelopment Agency, MFHR (101 San Fernando
Apartments) (Citigroup ROCS, Series RR II R-13102CE)
(Liquidity Facility; Citibank NA and LOC; Citibank NA)	0.18	2/7/12	13,000,000 [a,b,c]		13,000,000
San Pablo Redevelopment Agency, Subordinate Tax Allocation Revenue
(Tenth Township Redevelopment Project) (LOC; Union Bank NA)	0.06	2/1/12	10,220,000	[a]	10,220,000
Southern California Public Power Authority, Revenue (Mead-Adelanto
Project) (Liquidity Facility; JPMorgan Chase Bank)	0.05	2/1/12	5,400,000	[a]	5,400,000
West Covina Public Financing Authority, LR, Refunding (Public Facilities
Project) (LOC; California State Teachers Retirement System)	0.07	2/7/12	1,480,000	[a]	1,480,000
Western Placer Unified School District, GO Notes, TRAN	2.00	10/4/12	1,000,000		1,009,146
U.S. Related—2.6%
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue (Citigroup ROCS, Series RR II R-11764)
(Liquidity Facility; Citibank NA)	0.08	2/7/12	2,825,000 [a,b,c]		2,825,000
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue (Citigroup ROCS, Series RR II R-11765)
(Liquidity Facility; Citibank NA)	0.08	2/7/12	8,715,000 [a,b,c]		8,715,000

Total Investments (cost $428,022,592)			97.0%		428,022,592
Cash and Receivables (Net)			3.0%		13,227,540
Net Assets			100.0%		441,250,132

See footnotes on page 52.
See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2012

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—101.6%
New York—96.4%
Addison Central School District, GO Notes, BAN	1.50	6/15/12	1,000,000	1,002,945
Albany Industrial Development Agency, Civic Facility Revenue
(The College of Saint Rose Project) (LOC; Bank of America)	0.10	2/7/12	2,700,000[a]	2,700,000
Albany Industrial Development Agency, Civic Facility Revenue
(The College of Saint Rose Project) (LOC; Bank of America)	0.10	2/7/12	3,000,000[a]	3,000,000
Albany Industrial Development Agency, Civic Faclility Revenue
(Living Resources Corporation Project) (LOC; HSBC Bank USA)	0.05	2/7/12	3,000,000[a]	3,000,000
Broome County Industrial Development Agency, Continuing Care
Retirement Community Revenue (Good Shepherd Village
at Endwell, Inc. Project) (LOC; M&T Trust)	0.13	2/7/12	3,250,000[a]	3,250,000
Cayuga County, GO Notes, BAN	1.50	2/10/12	3,500,000	3,500,424
Cortland Enlarged City School District, GO Notes, BAN	1.50	7/27/12	2,400,000	2,410,416
Dutchess County Industrial Development Agency, Civic Facility Revenue
(Anderson Foundation for Autism, Inc. Project) (LOC; M&T Trust)	0.13	2/7/12	4,285,000[a]	4,285,000
East Farmingdale Volunteer Fire Company Inc.,
Volunteer Fire Department Revenue (LOC; Citibank NA)	0.51	2/7/12	4,005,000[a]	4,005,000
East Quogue Union Free School District, GO Notes, TAN	1.25	6/27/12	1,100,000	1,102,859
Elmira City School District, GO Notes, BAN	1.75	2/15/12	1,000,000	1,000,226
Evans-Brant Central School District, GO Notes, BAN	1.50	6/29/12	2,000,000	2,007,300
Franklin County Industrial Development Agency, Civic Facility
Revenue (Paul Smith's College Project) (LOC; U.S. Bank NA)	0.13	2/7/12	935,000[a]	935,000
Franklin County Industrial Development Agency, Civic Facility
Revenue (Trudeau Institute, Inc. Project) (LOC; HSBC Bank USA)	0.24	2/7/12	1,925,000[a]	1,925,000
Franklin County Industrial Development Agency, Civic Facility
Revenue (Trudeau Institute, Inc. Project) (LOC; HSBC Bank USA)	0.24	2/7/12	265,000[a]	265,000
Lancaster Industrial Development Agency, Civic Facility
Revenue (GreenField Manor, Inc. Project) (LOC; M&T Trust)	0.12	2/7/12	1,900,000[a]	1,900,000
Medina Central School District, GO Notes, BAN	1.50	6/22/12	2,050,000	2,055,118
Metropolitan Transportation Authority, Dedicated Tax Fund
Revenue, Refunding (LOC; Bank of Tokyo-Mitsubishi UFJ)	0.04	2/7/12	4,900,000[a]	4,900,000
Monroe County Industrial Development Agency, Civic Facility Revenue
(Association for the Blind and Visually Impaired—Goodwill Industries of
Greater Rochester, Inc. Project) (LOC; JPMorgan Chase Bank)	0.08	2/7/12	3,705,000[a]	3,705,000
Monroe County Industrial Development Agency, Civic Facility Revenue
(Saint Ann's Home for the Aged Project) (LOC; HSBC Bank USA)	0.07	2/7/12	3,575,000[a]	3,575,000
New York City, GO Notes (Citigroup ROCS,
Series RR II R-11685) (Liquidity Facility; Citibank NA)	0.09	2/7/12	7,000,000 [a,b,c]	7,000,000
New York City, GO Notes (Liquidity Facility; Bank of Nova Scotia)	0.04	2/7/12	7,000,000[a]	7,000,000
New York City, GO Notes (LOC; Bank of America)	0.07	2/1/12	1,850,000[a]	1,850,000
New York City, GO Notes (LOC; California Public
Employees Retirement System)	0.05	2/1/12	14,000,000[a]	14,000,000
New York City, GO Notes (LOC; JPMorgan Chase Bank)	0.05	2/1/12	1,000,000[a]	1,000,000
New York City Capital Resource Corporation, Revenue
(Loan Enhanced Assistance Program— Cobble Hill
Health Center, Inc. Project) (LOC; Bank of America)	0.20	2/7/12	1,000,000[a]	1,000,000

The Funds 49

STATEMENT OF INVESTMENTS (continued)

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York (continued)
New York City Capital Resource Corporation, Revenue
(Loan Enhanced Assistance Program— Poly Prep Country
Day School Project) (LOC; Bank of America)	0.17	2/7/12	1,595,000	[a]	1,595,000
New York City Capital Resource Corporation, Revenue
(Loan Enhanced Assistance Program— Village Center
for Care Project) (LOC; Bank of America)	0.17	2/7/12	1,025,000	[a]	1,025,000
New York City Industrial Development Agency, Civic Facility
Revenue (Birch Wathen Lenox School Project) (LOC; TD Bank)	0.16	2/7/12	4,200,000	[a]	4,200,000
New York City Industrial Development Agency, Civic Facility Revenue
(Sephardic Community Youth Center, Inc. Project) (LOC; M&T Trust)	0.13	2/7/12	4,700,000	[a]	4,700,000
New York City Industrial Development Agency, Civic Facility
Revenue (Spence-Chapin, Services to Families and
Children Project) (LOC; TD Bank)	0.16	2/7/12	3,100,000	[a]	3,100,000
New York City Municipal Water Finance Authority, Water and Sewer
System Revenue (Liquidity Facility; Mizuho Corporate Bank Ltd.)	0.03	2/1/12	3,235,000	[a]	3,235,000
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution
Revenue (Liquidity Facility; Bank of America)	0.05	2/1/12	300,000	[a]	300,000
New York City Municipal Water Finance Authority, Water and
Sewer System Second General Resolution Revenue (Liquidity
Facility; California State Teachers Retirement System)	0.04	2/1/12	7,100,000	[a]	7,100,000
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution
Revenue (Liquidity Facility; U.S. Bank NA)	0.03	2/1/12	1,600,000	[a]	1,600,000
New York City Trust for Cultural Resources, Revenue,
Refunding (American Museum of Natural History)
(Liquidity Facility; Wells Fargo Bank)	0.04	2/7/12	3,000,000	[a]	3,000,000
New York Liberty Development Corporation, Liberty Revenue,
Refunding (World Trade Center Project Towers 3-4)
(LOC; JPMorgan Chase Bank)	0.08	2/7/12	1,035,000	[a]	1,035,000
New York Liberty Development Corporation, Recovery Zone Revenue
(3 World Trade Center Project) (LOC; JPMorgan Chase Bank)	0.08	2/7/12	585,000	[a]	585,000
New York State Dormitory Authority, HR,
Refunding (Interfaith Medical Center)	4.75	2/15/12	700,000		701,062
New York State Dormitory Authority, Revenue
(Catholic Health System Obligated Group) (LOC; HSBC Bank USA)	0.06	2/7/12	3,885,000	[a]	3,885,000
New York State Dormitory Authority, Revenue
(Mental Health Services Facilities Improvement)	5.00	2/15/12	665,000		666,072
New York State Housing Finance Agency, Housing Revenue
(2180 Broadway Housing Project) (LOC; Wells Fargo Bank)	0.06	2/7/12	3,000,000	[a]	3,000,000
New York State Housing Finance Agency, Housing Revenue
(Baisley Park Gardens) (LOC; Citibank NA)	0.07	2/7/12	2,200,000	[a]	2,200,000
New York State Thruway Authority, Second General Highway
and Bridges Trust Fund Revenue (Citigroup ROCS,
Series RR II R-11997) (Liquidity Facility; Citibank NA)	0.08	2/7/12	1,500,000 [a,b,c]		1,500,000
New York State Urban Development Corporation, State Personal
Income Tax Revenue (State Facilities and Equipment)	5.25	3/15/12	275,000		276,533
Newark Central School District, GO Notes, BAN	1.50	6/25/12	1,000,000		1,003,762

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York (continued)
Niagara Area Development Corporation, Revenue (Niagara Falls
Memorial Medical Center Project) (LOC; HSBC Bank USA)	0.05	2/7/12	1,000,000	[a]	1,000,000
Orange County Industrial Development Agency, Civic Facility
Revenue (Tuxedo Park School Project) (LOC; M&T Trust)	0.13	2/7/12	1,000,000	[a]	1,000,000
Patchogue-Medford Union Free School District, GO Notes, TAN	1.50	6/21/12	3,500,000		3,510,056
Port Authority of New York and New Jersey, Equipment Notes	0.14	2/7/12	2,800,000	[a]	2,800,000
Port Jefferson Union Free School District, GO Notes, TAN	1.50	6/28/12	1,800,000		1,807,623
Putnam County Industrial Development Agency, Civic Facility
Revenue (United Cerebral Palsy of Putnam and
Southern Dutchess Project) (LOC; TD Bank)	0.05	2/7/12	3,600,000	[a]	3,600,000
RBC Municipal Products Inc. Trust (New York City Municipal Water
Finance Authority, Water and Sewer System Second General
Resolution Revenue) (Liquidity Facility; Royal Bank of Canada)	0.05	2/7/12	1,600,000 [a,b,c]		1,600,000
Riverhead Industrial Development Agency, Civic Facility Revenue
(Central Suffolk Hospital Project) (LOC; HSBC Bank USA)	0.06	2/7/12	2,500,000	[a]	2,500,000
Salina, GO Notes, BAN	1.50	6/22/12	1,493,000		1,497,194
Syracuse Industrial Development Agency,
Civic Facility Revenue (Community Development
Properties—Vanderbilt/Larned Project) (LOC; M&T Trust)	0.10	2/7/12	1,600,000	[a]	1,600,000
Triborough Bridge and Tunnel Authority, General
Revenue (MTA Bridges and Tunnels) (Citigroup ROCS,
Series RR II R-11934) (Liquidity Facility; Citibank NA)	0.08	2/7/12	1,100,000 [a,b,c]		1,100,000
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges
and Tunnels) (LOC; California State Teachers Retirement System)	0.06	2/7/12	3,200,000	[a]	3,200,000
Triborough Bridge and Tunnel Authority, General Revenue
(MTA Bridges and Tunnels) (LOC; State Street Bank and Trust Co.)	0.04	2/7/12	3,750,000	[a]	3,750,000
Westchester County Industrial Development Agency,
Civic Facility Revenue (The Masters School Civic
Facility) (LOC; JPMorgan Chase Bank)	0.10	2/7/12	1,850,000	[a]	1,850,000
U.S. Related—5.2%
Puerto Rico Electric Power Authority, Power Revenue
(P-FLOATS Series MT-677) (Liquidity Facility;
Bank of America and LOC; Bank of America)	0.44	2/7/12	2,935,000 [a,b,c]		2,935,000
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue (Citigroup ROCS, Series RR II R-11762)
(Liquidity Facility; Citibank NA)	0.08	2/7/12	4,095,000 [a,b,c]		4,095,000
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue (Citigroup ROCS, Series RR II R-11765)
(Liquidity Facility; Citibank NA)	0.08	2/7/12	1,500,000 [a,b,c]		1,500,000

Total Investments (cost $166,426,590)			101.6%		166,426,590
Liabilities, Less Cash and Receivables			(1.6%)		(2,599,830)
Net Assets			100.0%		163,826,760

See footnotes on page 52.
See notes to financial statements.

The Funds 51

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MERLOTS	Municipal Exempt Receipt Liquidity Option Tender	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

† Based on total investments.
a Variable rate demand note—rate shown is the interest rate in effect at January 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the amount of these securities for each fund was as follows:
Dreyfus Municipal Cash Management Plus—$137,085,000 or 16.3% of net assets
Dreyfus NewYork Municipal Cash Management—$58,385,000 or 9.4% of net assets
Dreyfus Tax Exempt Cash Management—$226,725,000 or 8.8% of net assets
Dreyfus California AMT-Free Municipal Cash Management—$43,225,000 or 9.8% of net assets
Dreyfus NewYork AMT-Free Municipal Cash Management—$19,730,000 or 12.0% of net assets
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
[d] Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

(amounts in thousands, except Net Asset Value Per Share)

January 31, 2012

		Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Government	Government	Treasury &	Treasury
	Cash	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Management	Management	Management	Management
Assets ($):
Investments at value—Note 1(a,b)†	27,626,670[a]	21,068,024[a]	4,870,231	20,274,094[a]	27,164,640
Cash	18,130	5,026	16,251	19,727	32,768
Interest receivable	5,892	9,466	11,259	30,768	43,196
Prepaid expenses and other assets	151	128	90	61	126
	27,650,843	21,082,644	4,897,831	20,324,650	27,240,730
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)	4,929	1,708	267	1,120	512
Payable for shares of Beneficial Interest redeemed	6,517	11,544	2,524	509	99,696
Payable for investment securities purchased	—	—	—	—	604,922
Accrued expenses	133	165	98	146	185
	11,579	13,417	2,889	1,775	705,315
Net Assets ($)	27,639,264	21,069,227	4,894,942	20,322,875	26,535,415
Composition of Net Assets ($):
Paid-in capital	27,639,282	21,069,210	4,894,990	20,322,860	26,535,666
Accumulated distributions in excess of
investment income—net	(2)	—	—	—	—
Accumulated net realized gain (loss) on investments	(16)	17	(48)	15	(251)
Net Assets ($)	27,639,264	21,069,227	4,894,942	20,322,875	26,535,415
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	22,695,256	18,081,580	3,543,443	16,546,587	18,888,211
Shares Outstanding	22,695,268	18,081,596	3,543,476	16,546,577	18,888,382
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Investor Shares
Net Assets ($)	2,990,647	1,510,010	482,094	2,176,009	4,150,220
Shares Outstanding	2,990,654	1,510,010	482,101	2,176,007	4,150,267
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00

The Funds 53

STATEMENT OF ASSETS AND LIABILITIES (continued)
(amounts in thousands, except Net Asset Value Per Share)

January 31, 2012

		Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Government	Government	Treasury &	Treasury
	Cash	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Management	Management	Management	Management
Net Asset Value Per Share (continued)
Administrative Shares
Net Assets ($)	941,381	1,102,838	632,286	602,077	609,825
Shares Outstanding	941,384	1,102,836	632,292	602,076	609,831
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	825,875	289,269	225,557	888,881	2,866,413
Shares Outstanding	825,871	289,269	225,562	888,880	2,866,440
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Service Shares
Net Assets ($)	—	—	—	31,920	—
Shares Outstanding	—	—	—	31,918	—
Net Asset Value Per Share ($)	—	—	—	1.00	—
Select Shares
Net Assets ($)	—	—	—	23,804	—
Shares Outstanding	—	—	—	23,804	—
Net Asset Value Per Share ($)	—	—	—	1.00	—
Agency Shares
Net Assets ($)	186,105	85,530	11,562	22,797	20,746
Shares Outstanding	186,105	85,530	11,563	22,797	20,746
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Premier Shares
Net Assets ($)	—	—	—	30,800	—
Shares Outstanding	—	—	—	30,801	—
Net Asset Value Per Share ($)	—	—	—	1.00	—
† Investments at cost ($)	27,626,670	21,068,024	4,870,231	20,274,094	27,164,640

a Amount includes repurchase agreements of $5,226,000,000, $10,371,000,000 and $11,851,000,000 for Dreyfus Cash Management, Dreyfus Government Cash Management and
Dreyfus Treasury & Agency Cash Management, respectively, See Note 1(c).

See notes to financial statements.

				Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California	New York
Municipal Cash		New York	Tax Exempt	AMT-Free	AMT-Free
Management		Municipal Cash	Cash Municipal Cash		Municipal Cash
	Plus	Management	Management	Management	Management
Assets ($):
Investments at value—Note 1(a,b)†	841,498	614,997	2,569,928	428,023	166,427
Cash	5,351	3,527	7,157	93	5,415
Interest receivable	849	494	2,274	353	190
Receivable for investment securites sold	—	—	52,800	13,165	—
Prepaid expenses	42	18	49	8	66
	847,740	619,036	2,632,208	441,642	172,098
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)	109	58	258	66	14
Payable for investment securities purchased	6,130	—	67,590	—	8,101
Payable for shares of Beneficial Interest redeemed	20	8	—[a]	270	110
Accrued expenses	58	48	89	56	46
	6,317	114	67,937	392	8,271
Net Assets ($)	841,423	618,922	2,564,271	441,250	163,827
Composition of Net Assets ($):
Paid-in capital	841,433	618,922	2,564,274	441,250	163,825
Accumulated net realized gain (loss) on investments	(10)	—	(3)	—	2
Net Assets ($)	841,423	618,922	2,564,271	441,250	163,827
Net Asset Value Per Share
Instititutional Shares
Net Assets ($)	346,483	320,277	2,081,780	174,160	102,229
Shares Outstanding	346,367	320,279	2,081,782	174,157	102,205
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Investor Shares
Net Assets ($)	257,005	266,591	379,559	203,459	48,642
Shares Outstanding	256,914	266,592	379,560	203,453	48,631
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Administrative Shares
Net Assets ($)	212,930	21,442	75,666	1,979	12,675
Shares Outstanding	212,855	21,442	75,666	1,979	12,672
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	24,990	10,611	27,266	61,651	10
Shares Outstanding	24,981	10,611	27,266	61,649	10
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Agency Shares
Net Assets ($)	15	1	—[b]	1	—
Shares Outstanding	15	1	—[b]	1	—
Net Asset Value Per Share ($)	1.00	1.00	—[b]	1.00	—
Classic Shares
Net Assets ($)	—	—	—	—	271
Shares Outstanding	—	—	—	—	271
Net Asset Value Per Share ($)	—	—	—	—	1.00
† Investments at cost ($)	841,498	614,997	2,569,928	428,023	166,427

a Amount represents less than $1,000.
b Effective December 8, 2011, Dreyfus Tax Exempt Cash Management had terminated its Agency Shares
See notes to financial statements.

The Funds 55

STATEMENT OF OPERATIONS

(amounts in thousands)

Year Ended January 31, 2012

		Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Government	Government	Treasury &	Treasury
	Cash	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Management	Management	Management	Management
Investment Income ($):
Interest Income	74,797	28,493	5,078	14,766	14,470
Expenses:
Management fee—Note 2(a)	56,960	42,669	8,805	30,865	47,240
Distribution fees—Note 2(b)	11,986	7,466	3,497	8,271	20,696
Custodian fees—Note 2(c)	904	642	174	475	626
Shareholder servicing costs—Note 2(c)	562	273	181	517	1,768
Registration fees	179	165	148	210	177
Trustees’ fees and expenses—Note 2(d)	162	110	23	70	113
Prospectus and shareholders’ reports	159	131	48	63	209
Professional fees	100	99	54	87	102
Miscellaneous	437	305	100	212	300
Total Expenses	71,449	51,860	13,030	40,770	71,231
Less—reduction in expenses
due to undertaking—Note 2(a)	(13,984)	(23,456)	(7,952)	(27,358)	(56,764)
Less—reduction in fees due to
earnings credits—Note 2(c)	(49)	(9)	(1)	(1)	(5)
Net Expenses	57,416	28,395	5,077	13,411	14,462
Investment Income—Net	17,381	98	1	1,355	8
Realized and Unrealized Gain (Loss) on
Investments—Note 1(b) ($)	5	41	(48)	192	(251)
Net Increase (Decrease) in Net Assets
Resulting from Operations	17,386	139	(47)	1,547	(243)

See notes to financial statements.

				Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California	New York
	Municipal Cash	New York	Tax Exempt	AMT-Free	AMT-Free
	Management	Municipal Cash	Cash	Municipal Cash	Municipal Cash
	Plus	Management	Management	Management	Management
Investment Income ($):
Interest Income	2,347	1,769	6,440	1,049	426
Expenses:
Management fee—Note 2(a)	1,827	1,407	5,630	767	313
Distribution fees—Note 2(b)	1,056	722	987	509	178
Registration fees	92	48	142	47	64
Professional fees	80	85	86	35	48
Custodian fees—Note 2(c)	70	56	131	32	19
Shareholder servicing costs—Note 2(c)	26	18	621	11	7
Prospectus and shareholders’ reports	24	17	25	4	1
Trustees’ fees and expenses—Note 2(d)	6	5	16	2	1
Miscellaneous	70	64	134	27	31
Total Expenses	3,251	2,422	7,772	1,434	662
Less—reduction in expenses
due to undertakings—Note 2(a)	(1,020)	(805)	(2,012)	(482)	(252)
Less—reduction in fees due to
earnings credits—Note 2(c)	—[a]	—[a]	—[a]	—[a]	—[a]
Net Expenses	2,231	1,617	5,760	952	410
Investment Income—Net	116	152	680	97	16
Net Realized Gain (Loss) on
Investments—Note 1(b) ($)	—	—	8	1	2
Net Increase in Net Assets
Resulting from Operations	116	152	688	98	18

a Amount represents less than $1,000.
See notes to financial statements.

The Funds 57

STATEMENTS OF CHANGES IN NET ASSETS

(amounts in thousands)

			Dreyfus Government
	Dreyfus Cash Management		Cash Management
	Year Ended January 31,		Year Ended January 31,
	2012	2011	2012	2011
Operations ($):
Investment income—net	17,381	38,190	98	8,965
Net realized gain (loss) on investments	5	120	41	(22)
Net Increase (Decrease) in Net Assets
Resulting from Operations	17,386	38,310	139	8,943
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(17,442)	(37,737)	(99)	(9,081)
Investor Shares	(7)	(7)	(1)	(12)
Administrative Shares	(47)	(380)	—[a]	(4)
Participant Shares	(3)	—[a]	—[a]	(2)
Agency Shares	(23)	(66)	—[a]	(3)
Total Dividends	(17,522)	(38,190)	(100)	(9,102)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	109,929,147	123,589,162	113,164,798	139,127,297
Investor Shares	10,284,538	12,189,202	5,582,368	5,745,617
Administrative Shares	2,292,757	2,512,448	4,552,439	4,181,614
Participant Shares	2,152,712	2,622,489	2,294,304	2,053,947
Agency Shares	840,749	97,436	194,307	260,474
Net assets received in connection
with reorganization—Note 1	4,064,792	—	—	—
Dividends reinvested:
Institutional Shares	3,200	7,089	27	1,834
Investor Shares	3	1	—[a]	8
Administrative Shares	12	158	—[a]	3
Participant Shares	2	—[a]	—[a]	1
Agency Shares	—[a]	1	—	—[a]
Cost of shares redeemed:
Institutional Shares	(115,129,031)	(133,375,106)	(115,612,213)	(142,562,963)
Investor Shares	(10,382,079)	(12,697,257)	(5,776,907)	(6,250,286)
Administrative Shares	(2,516,455)	(2,833,493)	(4,540,881)	(3,919,457)
Participant Shares	(2,115,132)	(2,597,285)	(2,535,843)	(1,862,507)
Agency Shares	(714,801)	(127,174)	(239,102)	(202,800)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,289,586)	(10,612,329)	(2,916,703)	(3,427,218)
Total Increase (Decrease) In Net Assets	(1,289,722)	(10,612,209)	(2,916,664)	(3,427,377)
Net Assets ($):
Beginning of Period	28,928,986	39,541,195	23,985,891	27,413,268
End of Period	27,639,264	28,928,986	21,069,227	23,985,891
Accumulated distributions in excess of
investment income—net	(2)	—	—	—

a Amount represents less than $1,000.
See notes to financial statements.

	Dreyfus Government		Dreyfus Treasury &
	Prime Cash Management		Agency Cash Management
	Year Ended January 31,		Year Ended January 31,
	2012	2011	2012	2011
Operations ($):
Investment income—net	1	401	1,355	508
Net realized gain (loss) on investments	(48)	28	192	45
Net Increase (Decrease) in Net Assets
Resulting from Operations	(47)	429	1,547	553
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(1)	(429)	(1,223)	(549)
Investor Shares	—[a]	(6)	(199)	(8)
Administrative Shares	—[a]	(6)	(51)	(2)
Participant Shares	—[a]	(5)	(59)	(2)
Service Shares	—	—	(1)	—[a]
Select Shares	—	—	(2)	—[a]
Agency Shares	—[a]	—[a]	(3)	—[a]
Premier Shares	—	—	(4)	(1)
Total Dividends	(1)	(446)	(1,542)	(562)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	12,249,844	14,494,310	69,411,956	49,934,745
Investor Shares	1,309,992	1,678,809	9,318,248	10,365,713
Administrative Shares	4,394,882	5,019,327	2,103,860	2,395,745
Participant Shares	688,559	1,163,525	3,087,091	1,832,518
Service Shares	—	—	36,339	3,015
Select Shares	—	—	46,006	63,744
Agency Shares	106,658	122,994	37,483	41,114
Premier Shares	—	—	384,613	421,004
Dividends reinvested:
Institutional Shares	—[a]	57	342	88
Investor Shares	—[a]	3	38	1
Administrative Shares	—[a]	5	29	1
Participant Shares	—[a]	4	32	1
Service Shares	—	—	—[a]	—[a]
Agency Shares	—	—[a]	—	—[a]
Cost of shares redeemed:
Institutional Shares	(11,498,089)	(14,850,094)	(60,809,846)	(54,005,747)
Investor Shares	(1,384,843)	(1,715,192)	(8,965,283)	(10,464,335)
Administrative Shares	(4,323,871)	(4,954,550)	(1,924,122)	(2,667,965)
Participant Shares	(939,334)	(1,392,977)	(2,616,381)	(1,934,704)
Service Shares	—	—	(9,591)	(3,104)
Select Shares	—	—	(41,310)	(69,446)
Agency Shares	(150,808)	(157,470)	(52,966)	(73,609)
Premier Shares	—	—	(405,988)	(429,918)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	452,990	(591,249)	9,600,550	(4,591,139)
Total Increase (Decrease) In Net Assets	452,942	(591,266)	9,600,555	(4,591,148)
Net Assets ($):
Beginning of Period	4,442,000	5,033,266	10,722,320	15,313,468
End of Period	4,894,942	4,442,000	20,322,875	10,722,320

a Amount represents less than $1,000.
See notes to financial statements.

The Funds 59

STATEMENT OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

	Dreyfus Treasury		Dreyfus Municipal
	Prime Cash Management		Cash Management Plus
	Year Ended January 31,		Year Ended January 31,
	2012	2011	2012	2011
Operations ($):
Investment income—net	8	15	116	725
Net realized gain (loss) on investments	(251)	58	—	(10)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(243)	73	116	715
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(46)	(78)	(100)	(552)
Investor Shares	(10)	(20)	—[a]	(1)
Administrative Shares	(3)	(6)	(16)	(175)
Participant Shares	(7)	(13)	—[a]	—[a]
Agency Shares	—[a]	—[a]	—[a]	—[a]
Total Dividends	(66)	(117)	(116)	(728)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	64,662,447	55,449,345	1,287,413	2,409,687
Investor Shares	16,084,217	9,217,693	428,316	453,364
Administrative Shares	3,489,224	3,143,989	709,023	812,902
Participant Shares	12,420,251	10,611,292	44,217	52,866
Agency Shares	156,869	117,080	—[a]	—[a]
Dividends reinvested:
Institutional Shares	12	24	66	391
Investor Shares	5	10	—[a]	1
Administrative Shares	1	3	15	172
Participant Shares	5	10	—[a]	—[a]
Agency Shares	—[a]	—[a]	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(60,789,778)	(59,184,393)	(1,303,879)	(2,407,108)
Investor Shares	(15,148,673)	(10,224,890)	(430,017)	(595,260)
Administrative Shares	(3,933,307)	(3,361,742)	(872,745)	(1,018,138)
Participant Shares	(11,717,225)	(11,046,691)	(41,746)	(53,364)
Agency Shares	(157,506)	(477,114)	—	(1,131)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	5,066,542	(5,755,384)	(179,337)	(345,618)
Total Increase (Decrease) In Net Assets	5,066,233	(5,755,428)	(179,337)	(345,631)
Net Assets ($):
Beginning of Period	21,469,182	27,224,610	1,020,760	1,366,391
End of Period	26,535,415	21,469,182	841,423	1,020,760

[a] Amount represents less than $1,000.
See notes to financial statements.

	Dreyfus New York Municipal		Dreyfus Tax Exempt
	Cash Management		Cash Management
	Year Ended January 31,		Year Ended January 31,
	2012	2011	2012	2011
Operations ($):
Investment income—net	152	630	680	2,768
Net realized gain (loss) on investments	—	3	8	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	152	633	688	2,768
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(152)	(633)	(687)	(3,027)
Investor Shares	(1)	(10)	(2)	(34)
Administrative Shares	(2)	(18)	(2)	(20)
Participant Shares	—[a]	—[a]	—[a]	(2)
Agency Shares	—	—[a]	—[a,b]	—[a]
Total Dividends	(155)	(661)	(691)	(3,083)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	546,920	958,580	8,627,380	13,739,366
Investor Shares	431,943	588,954	529,699	582,597
Administrative Shares	28,998	70,541	105,246	121,922
Participant Shares	39,049	49,114	87,588	85,284
Agency Shares	—	—	417[b]	514
Dividends reinvested:
Institutional Shares	39	155	262	1,294
Investor Shares	1	9	1	20
Administrative Shares	2	17	2	16
Participant Shares	—[a]	—[a]	—[a]	—[a]
Agency Shares	—	—[a]	—[b]	—[a]
Cost of shares redeemed:
Institutional Shares	(686,027)	(1,088,380)	(9,376,532)	(14,292,820)
Investor Shares	(464,579)	(571,590)	(494,321)	(592,198)
Administrative Shares	(54,912)	(92,849)	(102,001)	(169,657)
Participant Shares	(50,235)	(39,529)	(69,254)	(103,434)
Agency Shares	—	—	(461)[b]	(7,517)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(208,801)	(124,978)	(691,974)	(634,613)
Total Increase (Decrease) In Net Assets	(208,804)	(125,006)	(691,977)	(634,928)
Net Assets ($):
Beginning of Period	827,726	952,732	3,256,248	3,891,176
End of Period	618,922	827,726	2,564,271	3,256,248

a Amount represents less than $1,000.
b Effective December 8, 2011, Dreyfus Tax Exempt Cash Management had terminated its Agency Shares.

See notes to financial statements.

The Funds 61

STATEMENT OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

	Dreyfus California AMT-Free		Dreyfus New York AMT-Free
	Municipal Cash Management		Municipal Cash Management
	Year Ended January 31,		Year Ended January 31,
	2012	2011	2012	2011
Operations ($):
Investment income—net	97	234	16	157
Net realized gain (loss) on investments	1	—[a]	2	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	98	234	18	157
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(97)	(230)	(16)	(158)
Investor Shares	—[a]	—[a]	—[a]	(3)
Administrative Shares	(1)	(4)	—[a]	(4)
Participant Shares	—[a]	—[a]	—[a]	—[a]
Agency Shares	—[a]	—[a]	—	—
Classic Shares	—	—	—[a]	—[a]
Total Dividends	(98)	(234)	(16)	(165)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	271,328	494,406	181,955	167,755
Investor Shares	518,998	80,508	165,569	136,935
Administrative Shares	23,002	117,701	21,288	20,770
Participant Shares	140,330	81,166	—	—
Agency Shares	—	—	—	—
Classic Shares	—	—	118,607	179,313
Dividends reinvested:
Institutional Shares	88	225	12	110
Investor Shares	—[a]	—[a]	—[a]	1
Administrative Shares	1	3	—[a]	3
Participant Shares	—[a]	—[a]	—	—
Agency Shares	—	—[a]	—	—
Classic Shares	—	—	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(232,587)	(498,235)	(160,271)	(197,638)
Investor Shares	(371,657)	(88,138)	(167,059)	(160,329)
Administrative Shares	(34,592)	(108,325)	(16,575)	(20,958)
Participant Shares	(126,459)	(89,455)	—	—
Agency Shares	—	—	—	—
Classic Shares	—	—	(127,569)	(229,658)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	188,452	(10,144)	15,957	(103,696)
Settlement payment from unaffiliated third party†	—	—	—	36
Total Increase (Decrease) In Net Assets	188,452	(10,144)	15,959	(103,668)
Net Assets ($):
Beginning of Period	252,798	262,942	147,868	251,536
End of Period	441,250	252,798	163,827	147,868

†	See Note 5.
a	Amount represents less than $1,000.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables describe the performance for each share class of each fund for the fiscal periods indicated.All information reflects financial results for a single fund share.Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the funds’ financial statements. Please note that the financial highlights information in the following tables for Dreyfus NewYork AMT-Free Municipal Cash Management’s Institutional, Investor and Classic shares represents the financial highlights of Dreyfus New York AMT-Free Municipal Cash Management’s predecessor, BNY Hamilton New York AMT-Free Municipal Money Fund (New York AMT-Free Municipal Money Fund), before Dreyfus New York AMT-Free Municipal Cash Management commenced operations as of the close of business on September 12, 2008, and represents the performance of Dreyfus NewYork AMT-Free Municipal Cash Management’s Institutional, Investor and Classic shares thereafter. Before Dreyfus NewYork AMT-Free Municipal Cash Management commenced operations, all of the assets of the New York AMT-Free Municipal Money Fund were transferred to Dreyfus New York AMT-Free Municipal Cash Management in exchange for Institutional, Investor and Classic shares of the fund in a tax-free reorganization.Total return shows how much your investment in Dreyfus NewYork AMT-Free Municipal Cash Management would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from Dreyfus NewYork AMT-Free Municipal Cash Management’s predecessor’s financial statements.

Per Share Data ($)					Ratios/Supplemental Data (%)			
	Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x 1,000,000)
Dreyfus Cash Management									
Institutional Shares									
Year Ended January 31,									
2012	1.00	.001	(.001)	1.00	.07	.21	.19	.07	22,695
2011	1.00	.001	(.001)	1.00	.15	.21	.21	.14	24,512
2010	1.00	.004	(.004)	1.00	.41	.22	.22	.40	34,291
2009	1.00	.026	(.026)	1.00	2.65	.21	.21	2.56	31,821
2008	1.00	.051	(.051)	1.00	5.18	.20	.20	5.03	18,983
Investor Shares									
Year Ended January 31,									
2012	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.46	.26	.00[b]	2,991
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.46	.35	.00[b]	2,949
2010	1.00	.002	(.002)	1.00	.21	.47	.43	.23	3,457
2009	1.00	.024	(.024)	1.00	2.40	.47	.47	2.30	4,893
2008	1.00	.048	(.048)	1.00	4.92	.45	.45	4.78	3,194
Administrative Shares									
Year Ended January 31,									
2012	1.00	.000[a]	(.000)[a]	1.00	.01	.31	.25	.00[b]	941
2011	1.00	.001	(.001)	1.00	.05	.31	.30	.05	792
2010	1.00	.003	(.003)	1.00	.32	.32	.32	.31	1,113
2009	1.00	.025	(.025)	1.00	2.55	.31	.31	2.46	1,176
2008	1.00	.050	(.050)	1.00	5.08	.30	.30	4.93	638
Participant Shares									
Year Ended January 31,									
2012	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.61	.25	.00[b]	826
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.61	.36	.00[b]	616
2010	1.00	.001	(.001)	1.00	.14	.63	.52	.15	591
2009	1.00	.022	(.022)	1.00	2.24	.62	.62	2.15	1,052
2008	1.00	.047	(.047)	1.00	4.77	.60	.60	4.63	390
Agency Shares									
Year Ended January 31,									
2012	1.00	.000[a]	(.000)[a]	1.00	.02	.27	.23	.01	186
2011	1.00	.001	(.001)	1.00	.09	.27	.27	.09	60
2010	1.00	.004	(.004)	1.00	.35	.29	.28	.42	90
2009	1.00	.026	(.026)	1.00	2.59	.28	.28	2.49	99
2008[c]	1.00	.016	(.016)	1.00	4.84[d]	.26[d]	.26[d]	4.97[d]	19

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
[d]	Annualized.

See notes to financial statements.

The Funds 63

FINANCIAL HIGHLIGHTS (continued)

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
[d]	Annualized.

See notes to financial statements.

a	Amount represents less than $.001 per share.
[b]	Amount represents less than .01%.
c	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
[d]	Annualized.

See notes to financial statements.

The Funds 65

FINANCIAL HIGHLIGHTS (continued)

[a]	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	From June 29, 2007 (commencement of initial offering) to January 31, 2008.
[d]	Annualized.
e	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
f	Amount represents less than $1 million.

See notes to financial statements.

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
[d]	Annualized.
e	Amount represents less than $1 million.

See notes to financial statements.

The Funds 67

FINANCIAL HIGHLIGHTS (continued)

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Amount represents less than $1 million.
[d]	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
e	Annualized.

See notes to financial statements.

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Amount represents less than $1 million.
[d]	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
e	Annualized.

See notes to financial statements.

The Funds 69

FINANCIAL HIGHLIGHTS (continued)

Per Share Data ($)					Ratios/Supplemental Data (%)			
	Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x 1,000,000)
Dreyfus Tax Exempt Cash Management									
Institutional Shares									
Year Ended January 31,									
2012	1.00	.000[a]	(.000)[a]	1.00	.03	.24	.20	.03	2,082
2011	1.00	.001	(.001)	1.00	.10	.23	.23	.09	2,831
2010	1.00	.004	(.004)	1.00	.37	.24	.23	.40	3,383
2009	1.00	.021	(.021)	1.00	2.11	.21	.21	2.06	5,191
2008	1.00	.034	(.034)	1.00	3.47	.20	.20	3.39	4,370
Investor Shares									
Year Ended January 31,									
2012	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.47	.22	.00[b]	380
2011	1.00	.000[a]	(.000)[a]	1.00	.01	.47	.32	.00[b]	344
2010	1.00	.002	(.002)	1.00	.19	.49	.42	.21	354
2009	1.00	.018	(.018)	1.00	1.86	.46	.46	1.81	565
2008	1.00	.032	(.032)	1.00	3.21	.45	.45	3.14	556
Administrative Shares									
Year Ended January 31,									
2012	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.32	.22	.00[b]	76
2011	1.00	.000[a]	(.000)[a]	1.00	.02	.32	.31	.01	72
2010	1.00	.003	(.003)	1.00	.28	.34	.32	.31	120
2009	1.00	.020	(.020)	1.00	2.01	.31	.31	1.96	645
2008	1.00	.033	(.033)	1.00	3.36	.30	.30	3.29	259
Participant Shares									
Year Ended January 31,									
2012	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.62	.21	.00[b]	27
2011	1.00	.000[a]	(.000)[a]	1.00	.01	.62	.32	.00[b]	9
2010	1.00	.001	(.001)	1.00	.12	.64	.53	.10	27
2009	1.00	.017	(.017)	1.00	1.70	.61	.61	1.66	134
2008	1.00	.030	(.030)	1.00	3.06	.60	.60	2.99	55

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

[a]	From August 1, 2007 (commencement of operations) to January 31, 2008.
b	Annualized.
c	Amount represents less than $.001 per share.
[d]	Amount represents less than .01%.
e	Amount represents less than $1 million.
f	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

The Funds 71

FINANCIAL HIGHLIGHTS (continued)

Per Share Data ($)							Ratios/Supplemental Data (%)			
	Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Dividends from Net Realized Gain on Investments	Total Distributions	Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x 1,000,000)
Dreyfus New York AMT-Free Municipal Cash Management (continued)											
Participant Shares											
Year Ended January 31,											
2012	1.00	.000[a]	(.000)[a]	–	(.000)[a]	1.00	.00[e]	.71	.28	.00[e]	–[f]
2011	1.00	.000[a]	(.000)[a]	–	(.000)[a]	1.00	.00[e]	.70	.37	.00[e]	–[f]
2010	1.00	.002	(.002)	–	(.002)	1.00	.18	.62	.51	.18	–[f]
One Month Ended January 31,											
2009[b]	1.00	.000[a]	(.000)[a]	–	(.000)[a]	1.00	.03[c]	.64[d]	.64[d]	.30[d]	–[f]
Year Ended December 31,											
2008[g]	1.00	.005	(.005)	–	(.005)	1.00	.53[d]	.63[d]	.63[d]	1.73[d]	–[f]
Classic Shares†											
Year Ended January 31,											
2012	1.00	.000[a]	(.000)[a]	–	(.000)[a]	1.00	.00[e]	.81	.29	.00[e]	–[f]
2011	1.00	.000[a]	(.000)[a]	–	(.000)[a]	1.00	.00[e]	.81	.37	.00[e]	9
2010	1.00	.001	(.001)	–	(.001)	1.00	.13	.72	.59	.10	60
One Month Ended January 31,											
2009[b]	1.00	.000[a]	(.000)[a]	–	(.000)[a]	1.00	.02[c]	.74[d]	.73[d]	.21[d]	76
Year Ended December 31,											
2008	1.00	.016	(.016)	(.000)[a]	(.016)	1.00	1.58	.75	.74	1.55	73
2007	1.00	.029	(.029)	–	(.029)	1.00	2.90	.75	.75	2.78	79

† Represents information for the fund’s predecessor, BNY Hamilton NewYork AMT-Free Money Market Fund through September 12, 2008.
a Amount represents less than $.001 per share.
b The fund has changed its fiscal year end from December 31 to January 31.
c Not annualized.
[d] Annualized.
e Amount represents less than .01%.
f Amount represents less than $1 million.
g From September 13, 2008 (commencement of initial offering) to December 31, 2008.

See notes to financial statements.

The Funds 73

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the Act). Each fund, other than Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management is diversified. Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are non-diversified. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) and Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are separate series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”). Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which are exempt from federal income tax; in the case of Dreyfus New York Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management, which is exempt from federal, NewYork state and New York city personal income taxes, and in the case of Dreyfus California AMT-Free Municipal Cash Management only, which is exempt from federal and California state personal income taxes. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser.

As of the close of business on August 25, 2011, pursuant to an Agreement and Plan of Reorganization previously approved by Dreyfus Cash Management’s Board of Trustees, all of the assets, subject to the liabilities, of Dreyfus Cash Management Plus were transferred to Dreyfus Cash Management. Shareholders of Dreyfus Cash Management Plus received Institutional Shares, Investor Shares, Administrative Shares, Participant Shares and Agency Shares of Dreyfus Cash Management, in an amount equal to the aggregate net asset value of their investment in Dreyfus Cash Management Plus at the time of the exchange. The net asset value of Dreyfus Cash Management’s shares at the close of business on August 25, 2011, after the reorganization, was $1.00 per share, and a total of 3,379,940,833 Institutional Shares, 139,359,013 Investor Shares, 373,101,182 Administrative Shares, 172,390,108 Participant Shares and 1,046 Agency Shares representing net assets of $4,064,792,182, were issued to Dreyfus Cash Management Plus shareholders in the exchange. The exchange was a tax-free event to shareholders.

The net assets immediately before the acquisition were as follows:

Net Assets ($)
Dreyfus Cash Management
Plus—Target Fund	4,064,792,182
Dreyfus Cash Management—
Acquiring Fund	25,256,415,404
Total	29,321,207,586

Assuming the acquisition had been completed on February 1, 2011, the acquiring fund’s pro forma results in the Statement of Operations during the period ended January 31, 2012 were as follows:

Net investment income (loss)	$19,175,186[1]

Net realized and unrealized
gain (loss) on investments	1,156,156[2]

Net increase (decrease) in net assets
resulting from operations	$20,331,342

[1]	$17,380,709 as reported in the Statement of Operations plus $1,794,477
Dreyfus Cash Management Plus pre-merger.
[2]	$4,907 as reported in the Statement of Operations plus $1,151,249 Dreyfus
Cash Management Plus pre-merger.

Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Dreyfus Cash Management Plus that have been included in Dreyfus Cash Management’s Statement of Operations since August 25, 2011.

At the Board meeting held on December 7, 2011, the Board ofTrustees approved, effective December 8, 2011, the termination of Dreyfus Tax Exempt Cash Management’s Agency Shares. On December 8, 2011, no Agency Shares of the fund were outstanding.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold to the public without a sales charge. Each fund offers Institutional Shares, Investor Shares, Administrative Shares, Participant Shares and Agency Shares (with the exception of Dreyfus Tax Exempt Cash Management and Dreyfus New York AMT-Free Municipal Cash Management which does not offer Agency Shares). In addition, Dreyfus Treasury & Agency Cash Management also offers Service Shares, Select Shares and Premier Shares and Dreyfus NewYork AMT-Free Municipal Cash Management also offers Classic Shares. Each share class, except Institutional Shares, is subject to a Service Plan adopted pursuant to Rule 12b-1 under the act. Other differences between the classes include the services offered (by service agents receiving Rule 12b-1 fees) to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of January 31, 2012, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held the following shares:

Dreyfus Municipal Cash
Management Plus, Agency Shares	1,036

Dreyfus New York Municipal Cash
Management, Agency Shares	1,034

Dreyfus California AMT-Free Municipal
Cash Management, Agency Shares	1,032

Dreyfus New York AMT-Free Municipal
Cash Management, Participant Shares	10,000

It is each fund’s policy to maintain a continuous net asset value per share of $1.00; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that any fund will be able to maintain a stable net asset value per share of $1.00.

The Company and the Trust account separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of each fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Funds 75

NOTES TO FINANCIAL STATEMENTS (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the each fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Table 1 summarizes the inputs used as of January 31, 2012 in valuing each fund’s investments.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition,ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Table 1—Fair Value Measurements

		Short-Term Investments ($)†
	Level 1—Unadjusted	Level 2—Other Significant	Level 3—Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Dreyfus Cash Management	—	27,626,670,421	—	27,626,670,421
Dreyfus Government Cash Management	—	21,068,023,841	—	21,068,023,841
Dreyfus Government Prime Cash Management	—	4,870,230,921	—	4,870,230,921
Dreyfus Treasury & Agency Cash Management	—	20,274,093,969	—	20,274,093,969
Dreyfus Treasury Prime Cash Management	—	27,164,640,329	—	27,164,640,329
Dreyfus Municipal Cash Management Plus	—	841,497,861	—	841,497,861
Dreyfus New York Municipal Cash Management	—	614,996,687	—	614,996,687
Dreyfus Tax Exempt Cash Management	—	2,569,927,838	—	2,569,927,838
Dreyfus California AMT—Free Municipal Cash Management	—	428,022,592	—	428,022,592
Dreyfus New York AMT—Free Municipal Cash Management	—	166,426,590	—	166,426,590

† See Statements of Investments for additional detailed categorizations.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus NewYork AMT-Free Municipal Cash Management follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Repurchase Agreements: Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends from investment income-net, if any, on each business day. Such dividends, if any, are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distri-

bution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Prime Cash Management to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2012, the funds did not have any liabilities for any uncertain tax positions. The funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period, the funds did not incur any interest or penalties.

Each of the tax years in the four-year period ended January 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At January 31, 2012, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes. Dreyfus Cash Management and Dreyfus Tax Exempt Cash Management had $16,552 and $2,622, respectively, of capital losses realized after October 31, 2011, which were deferred for tax purposes to the first day of the following fiscal year.

The Funds 77

NOTES TO FINANCIAL STATEMENTS (continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

Table 2 summarizes each relevant fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 2012.

The tax character of distributions paid to shareholders for each fund (except for Dreyfus Municipal Cash Management

Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management) during the fiscal periods ended January 31, 2012 and January 31, 2011 were all ordinary income.

Table 3 summarizes the tax character of distributions paid to shareholders of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management during the fiscal periods ended January 31, 2012 and January 31, 2011.

During the period ended January 31, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for dividend reclassification, Dreyfus Cash Management increased accumulated undistributed investment income-net by $139,261 and decreased accumulated

Table 2—Capital Loss Carryover

				($ x 1,000)
				Post-Enactment
				2019†	Losses††	Total
Dreyfus Municipal Cash Management Plus				10	—	10
Dreyfus Government Prime Cash Management				—	48	48
Dreyfus Treasury Prime Cash Management				—	251	251

† If not applied, the carryovers expire in the above years.
†† Post-enactment short-term capital losses that can be carried forward for an unlimited period.

Table 3—Tax Character of Distributions Paid

Tax Character of Distributions Paid ($ x 1,000)		2012			2011
			Long-Term			Long-Term
	Tax-Exempt	Ordinary	Capital	Tax-Exempt	Ordinary	Capital
	Income	Income	Gains	Income	Income	Gains
Dreyfus Municipal Cash Management Plus	116	—	—	726	—	2
Dreyfus New York Municipal Cash Management	152	—	3	630	31	—
Dreyfus Tax Exempt Cash Management	680	—	11	2,768	170	145
Dreyfus California AMT-Free Municipal Cash Management	97	1	—	234	—	—
Dreyfus New York AMT-Free Municipal Cash Management	16	—†	—	157	8	—

† Amount represents less than $1,000.

net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for dividend reclassification, Dreyfus Government Cash Management increased accumulated undistributed investment income-net by $1,740 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for dividend reclassification, Dreyfus Treasury & Agency Cash Management increased accumulated undistributed investment income-net by $186,907 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for dividend reclassification, Dreyfus Treasury Prime Cash Management increased accumulated undistributed investment income-net by $57,867 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for dividend reclassification, Dreyfus New York Municipal Cash Management increased accumulated undistributed investment income-net by $2,632 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for dividend reclassification, Dreyfus Tax Exempt Cash Management increased accumulated undistributed investment income-net by $10,774 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for dividend reclassification, Dreyfus California AMT-Free Municipal Cash Management increased accumulated undistributed investment income-net by $516 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for dividend reclassification, Dreyfus New York AMT-Free Municipal Cash Management increased accumulated undistributed investment income-net by $193 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with the Manager, the management fee of each fund is computed at the annual rate of .20% of the value of such fund’s average daily net assets and is payable monthly.

The Manager has undertaken to waive receipt of the management fees and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.These undertakings are voluntary

The Funds 79

NOTES TO FINANCIAL STATEMENTS (continued)

and not contractual, and may be terminated at any time. Table 4 summarizes the reduction in expenses for each relevant class of shares of each fund pursuant to these undertakings during the period ended January 31, 2012.

(b) Under each fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to each fund’s Investor Shares, Administrative Shares, Participant Shares and Agency Shares (with the exception of Dreyfus New York AMT-Free Municipal Cash Management which does not offer Agency Shares), Dreyfus Treasury & Agency Cash Management’s Service Shares, Select Shares and Premier Shares and Dreyfus New York AMT-Free Municipal Cash Management’s Classic Shares, each fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services relating to shareholders of the respective class of shares. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts (“Servicing”). Under the Service Plan, as to each relevant class, the Distributor may make payments to Service Agents in respect to these services. Generally, the Service Agent may provide holders of Investor, Administrative, Participant, Service, Select, Agency, Premier and Classic Shares a consolidated statement. The Service Agent will generally also provide the holders of Investor, Participant, Service, Select and/or Premier Shares, automated teller check writing privileges and, in the case of Participant, Service, Select or Premier Shares, automated teller machine access, and bill paying services.The amount paid under the Service Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount

Table 4—Expense Reductions

		Dreyfus	Dreyfus	Dreyfus	Dreyfus
		Government	Government	Treasury &	Treasury
	Dreyfus Cash	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Management	Management	Management	Management
Institutional Shares ($)	4,295,250	13,357,335	2,934,603	15,237,182	25,305,318
Investor Shares ($)	6,254,257	6,377,765	2,119,560	7,394,083	15,592,041
Administrative Shares ($)	523,950	1,846,758	1,138,634	1,168,387	1,673,578
Participant Shares ($)	2,833,789	1,747,655	1,710,334	3,107,093	14,169,333
Service Shares ($)	—	—	—	72,451	—
Select Shares ($)	—	—	—	155,799	—
Agency Shares ($)	76,622	126,231	48,680	50,667	23,792
Premier Shares ($)	—	—	—	172,252	—

Table 4. (continued)

	Dreyfus	Dreyfus		Dreyfus	Dreyfus
	Municipal	New York	Dreyfus	California	New York
	Cash	Municipal	Tax Exempt	AMT-Free	AMT-Free
	Management	Cash	Cash	Municipal Cash	Municipal Cash
	Plus	Management	Management	Management	Management
Institutional Shares ($)	71,516	114,878	1,025,327	29,766	55,763
Investor Shares ($)	587,323	612,195	845,714	286,425	131,466
Administrative Shares ($)	262,964	29,001	73,769	3,784	9,364
Participant Shares ($)	97,731	49,319	67,244	162,308	44
Agency Shares ($)	10	1	211[a]	—	—
Classic Shares ($)	—	—	—	—	54,895

a Effective December 8, 2011, Dreyfus Tax Exempt Cash Management had terminated its Agency Shares.

permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses incurred.

Table 5 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended January 31, 2012.

(c) Each fund has adopted a Shareholder Services Plan (the “Plan”), with respect to their Institutional Shares. Each fund reimburses the Distributor an amount not to exceed an annu-

Table 5—12b-1 Service Plan Fees

al rate of .25% of the value of the fund’s average daily net assets attributable to Institutional Shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, providing reports and other information and services related to the maintenance of shareholder accounts. Table 6 summarizes the amount each fund’s Institutional Shares were charged pursuant to the Plan during the period ended January 31, 2012.

	Investor	Administrative	Participant	Service	Select	Agency		Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)		Shares ($)	Shares ($)
Dreyfus Cash Management	7,808,169	870,139	3,199,620	—	—	108,206		—	—
Dreyfus Government Cash Management	4,876,964	1,057,541	1,473,271	—	—	57,862		—	—
Dreyfus Government
Prime Cash Management	1,517,704	551,276	1,407,425	—	—	20,866		—	—
Dreyfus Treasury & Agency
Cash Management	5,045,611	517,722	2,369,414	56,779	135,704	17,748		127,662	—
Dreyfus Treasury
Prime Cash Management	9,662,689	732,365	10,294,428	—	—	6,836		—	—
Dreyfus Municipal
Cash Management Plus	622,348	333,204	100,225	—	—	9		—	—
Dreyfus New York
Municipal Cash Management	634,186	35,617	52,305	—	—	1		—	—
Dreyfus Tax Exempt Cash Management	850,353	71,657	64,650	—	—	131	[a]	—	—
Dreyfus California AMT-Free
Municipal Cash Management	318,999	6,626	182,970	—	—	1		—	—
Dreyfus New York AMT-Free
Municipal Cash Management	117,587	6,599	40	—	—	—		—	53,494

a Effective December 8, 2011, Dreyfus Tax Exempt Cash Management had terminated its Agency Shares.

Table 6—Shareholder Services Plan Fees

					Institutional
					Shares ($)
Dreyfus Cash Management					427,766
Dreyfus Government Cash Management					85,505
Dreyfus Government Prime Cash Management					60,144
Dreyfus Treasury & Agency Cash Management					433,967
Dreyfus Treasury Prime Cash Management					1,256,139
Dreyfus Municipal Cash Management Plus					14,016
Dreyfus New York Municipal Cash Management					7,475
Dreyfus Tax Exempt Cash Management					594,050
Dreyfus California AMT-Free Municipal Cash Management					4,660
Dreyfus New York AMT-Free Municipal Cash Management					1,864

The Funds 81

NOTES TO FINANCIAL STATEMENTS (continued)

Each fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the funds. Table 7 summarizes the amount each fund was charged during the period ended January 31, 2012, pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statements of Operations.

Each fund has an arrangement with the custodian and cash management bank whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the funds include net earnings credits as an expense offset in the Statements of Operations.

Each fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. Table 8 summarizes the amount each fund was charged during the period ended January 31, 2012, pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statements of Operations. These fees were partially offset by earnings credits pursuant to the cash management agreement, also summarized in Table 8.

Table 7—Transfer Agency Agreement Fees

	Transfer Agency
	Fees ($)
Dreyfus Cash Management	85,756
Dreyfus Government Cash Management	120,404
Dreyfus Government Prime Cash Management	89,414
Dreyfus Treasury & Agency Cash Management	57,596
Dreyfus Treasury Prime Cash Management	359,925
Dreyfus Municipal Cash Management Plus	5,517
Dreyfus New York Municipal Cash Management	7,467
Dreyfus Tax Exempt Cash Management	16,888
Dreyfus California AMT-Free Municipal Cash Management	2,333
Dreyfus New York AMT-Free Municipal Cash Management	3,369

Table 8—Cash Management Agreement Fees

	Cash Management
	Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	5,778	(121)
Dreyfus Government Cash Management	9,553	(215)
Dreyfus Government Prime Cash Management	7,206	(165)
Dreyfus Treasury & Agency Cash Management	4,716	(111)
Dreyfus Treasury Prime Cash Management	33,674	(553)
Dreyfus Municipal Cash Management Plus	189	(4)
Dreyfus New York Municipal Cash Management	508	(12)
Dreyfus Tax Exempt Cash Management	874	(21)
Dreyfus California AMT-Free Municipal Cash Management	57	(1)
Dreyfus New York AMT-Free Municipal Cash Management	205	(5)

Each fund also compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for each fund. These fees were partially offset by earnings credits pursuant to the custody agreement for each relevant fund, also summarized in Table 9.

During the period ended January 31, 2012, each fund was charged $6,590 for services performed by the Chief Compliance Officer.

Table 10 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees are allocated to each fund based on net assets, and each fund pays its Board members an attendance fee of $500 per meeting.

Table 9—Custody Agreement Fees

				Custody
				Fees ($)	Earnings Credits ($)
Dreyfus Cash Management				904,403		(49,289)
Dreyfus Government Cash Management				641,959		(8,761)
Dreyfus Government Prime Cash Management				174,431		(755)
Dreyfus Treasury & Agency Cash Management				475,049		(600)
Dreyfus Treasury Prime Cash Management				625,711		(3,952)
Dreyfus Municipal Cash Management Plus				70,187		—
Dreyfus New York Municipal Cash Management				56,497		—
Dreyfus Tax Exempt Cash Management				130,801		—
Dreyfus California AMT-Free Municipal Cash Management				32,476		—
Dreyfus New York AMT-Free Municipal Cash Management				19,012		—

Table 10—Due to The Dreyfus Corporation and Affiliates

		Rule 12b-1		Chief
		Distribution		Compliance	Transfer
	Management	Plan	Custodian	Officer	Agency	Less Expense
	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Reimbursement ($)
Dreyfus Cash Management	4,696,226	1,029,944	310,650	2,227	18,666	(1,128,383)
Dreyfus Government
Cash Management	3,727,128	526,173	234,757	2,227	21,550	(2,803,425)
Dreyfus Government
Prime Cash Management	854,326	256,813	59,988	2,227	12,007	(918,198)
Dreyfus Treasury & Agency
Cash Management	3,393,621	835,914	160,154	2,227	8,696	(3,281,084)
Dreyfus Treasury
Prime Cash Management	4,719,660	1,971,043	196,117	2,227	81,723	(6,459,266)
Dreyfus Municipal
Cash Management Plus	145,124	83,763	22,577	2,227	2,452	(147,108)
Dreyfus New York
Municipal Cash Management	99,758	55,999	18,131	2,227	1,747	(119,834)
Dreyfus Tax Exempt
Cash Management	446,914	94,365	41,922	2,227	5,592	(333,300)
Dreyfus California AMT-Free
Municipal Cash Management	76,280	65,102	12,833	2,227	851	(91,497)
Dreyfus New York AMT-Free
Municipal Cash Management	26,547	11,613	5,518	2,227	1,856	(33,482)

The Funds 83

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Beneficial Interest Transactions:

Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest.

NOTE 4—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees.The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 of the Act. Table 11 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 of the Act during the period ended January 31, 2012.

NOTE 5—Other:

During the period ended January 31, 2011, Dreyfus New York AMT-Free Municipal Cash Management received regulatory settlement payments of $35,059 from an unaffiliated third party which are included in the fund’s Statement of Changes in Net Assets. The impact of these payments amounted to less than $.001 per share and the impact on total return amounted to less than .01% for each class of shares of the fund.

Table 11—Affiliate Portfolio Holdings Transactions

	Purchases ($)	Sales ($)
Dreyfus Municipal Cash Management Plus	760,295,000	971,020,000
Dreyfus New York Municipal Cash Management	474,555,000	444,325,000
Dreyfus Tax Exempt Cash Management	1,319,555,000	1,344,345,000
Dreyfus California AMT—Free Municipal Cash Management	443,665,000	323,725,000
Dreyfus New York AMT—Free Municipal Cash Management	113,595,000	100,785,000

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees/Directors

Dreyfus Cash Management

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Treasury & Agency Cash Management

Dreyfus Treasury Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus California AMT-Free
Municipal Cash Management

Dreyfus New York AMT-Free
Municipal Cash Management

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management (the “Funds”) as of January 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, except for the financial highlights for the year ended December 31, 2007 for Dreyfus New York AMT-Free Municipal Cash Management, which were audited by other auditors whose report dated February 28, 2008, expressed an unqualified opinion on such financial highlights. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2012 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at January 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York

March 28, 2012

The Funds 85

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, DreyfusTax Exempt Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus NewYork AMT-Free Municipal Cash Management hereby make the following designations regarding the dividends paid from investment income-net during their fiscal year ended January 31, 2012:

— all the dividends paid from investment income-net are

“exempt-interest dividends” (not generally subject to

regular federal income taxes).

— except $2,632 of Dreyfus New York Municipal Cash

Management’s exempt-interest dividends that is being

designated as a long-term capital gain distribution for

reporting purposes.

— except $10,774 of Dreyfus Tax Exempt Cash

Management’s exempt-interest dividends that is being

designated as a long-term capital gain distribution for

reporting purposes.

— except $516 of Dreyfus California AMT-Free

Municipal Cash Management’s exempt-interest divi-

dends that is being designated as an ordinary income

distribution for reporting purposes.

— except $193 of Dreyfus New York AMT-Free

Municipal Cash Management’s exempt-interest divi-

dends that is being designated as an ordinary income

distribution for reporting purposes.

— for individuals who are residents of New York,

“exempt-interest dividends” paid by Dreyfus New

York Municipal Cash Management and Dreyfus New

York AMT-Free Municipal Cash Management are

also not subject to NewYork state and NewYork city

personal income tax.

— for individuals who are residents of California,

“exempt-interest dividends” paid by Dreyfus California

AMT-Free Municipal Cash Management are also not

subject to California personal income tax.

For state individual income tax purposes Dreyfus Government Prime Cash Management and DreyfusTreasury Prime Cash Management hereby designate the following percentage of ordinary dividends paid during the fiscal year ended January 31, 2012 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for income tax purposes in most states, including New York, California and the District of Columbia:

Dreyfus Government Prime
Cash Management	100%
Dreyfus Treasury Prime
Cash Management	100%

The funds below designate the following percentage of ordinary income dividends paid during the fiscal year ended January 31, 2012 as qualifying “interest related dividends”:

Dreyfus Cash Management	90.77%
Dreyfus Government Cash Management	100%
Dreyfus Government
Prime Cash Management	100%
Dreyfus Treasury & Agency
Cash Management	100%
Dreyfus Treasury Prime
Cash Management	100%

BOARD MEMBERS INFORMATION (Unaudited)

The Funds 87

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 161 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

CHARLES CARDONA, Executive Vice President since November 2001.

Vice Chair and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 other investment companies (comprised of 19 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since February 1981.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

The Funds 89

NOTES

For More Information

Dreyfus Cash Management Funds
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
Dreyfus Cash Management	DICXX	DVCXX	DACXX	DPCXX			DMCXX		
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX			DGMXX		
Dreyfus Government Prime Cash Management	DIPXX	DVPXX	DAPXX	DGPXX			DRPXX		
Dreyfus Treasury & Agency Cash Management	DTRXX	DTVXX	DTAXX	DTPXX	DSRXX	DTSXX	DYAXX	DYPXX	
Dreyfus Treasury Prime Cash Management	DIRXX	DVRXX	DARXX	DPRXX			DSAXX		
Dreyfus Municipal Cash Management Plus	DIMXX	DVMXX	DAMXX	DMPXX			DRAXX		
Dreyfus New York Municipal Cash Management	DIYXX	DVYXX	DAYXX	DPYXX			DNCXX		
Dreyfus Tax Exempt Cash Management	DEIXX	DEVXX	DEAXX	DEPXX					
Dreyfus California AMT-Free Municipal Cash Management	DIIXX	DAIXX	DFAXX	DFPXX			DRMXX		
Dreyfus New York AMT-Free Municipal Cash Management	DYIXX	DYVXX	DDVXX	DHPXX					DLCXX

Telephone Call your Dreyfus Investments representative or 1-800-346-3621

E-mail Access Dreyfus Investments at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Investments, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund's holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. Each fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2012 MBSC Securities Corporation

CMGTAR0112

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,312 in 2011 and $30,857 in 2012.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,000 in 2011 and $6,000 in 2012. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $2,853 in 2011 and $3,508 in 2012.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $427 in 2011 and $287 in 2012. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2011 and $0 in 2012.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $44,393,135 in 2011 and $22,644,299 in 2012.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and             Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	March 27, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	March 27, 2012

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)